UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-04719
                                                     ---------
                           The Gabelli Westwood Funds
           ----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                               Rye, NY 10580-1422
           ----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                               Rye, NY 10580-1422
           ----------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-422-3554
                                                            ------------
                   Date of fiscal year end: September 30, 2003
                                            ------------------
                  Date of reporting period: September 30, 2003
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                           THE GABELLI WESTWOOD FUNDS
================================================================================

                                  ANNUAL REPORT
                               SEPTEMBER 30, 2003

               EQUITY FUND                         SMALLCAP EQUITY FUND
               BALANCED FUND                       REALTY FUND
               INTERMEDIATE BOND FUND              MIGHTY MITES(SM) FUND


TO OUR SHAREHOLDERS,

      In many of our Funds' June 30, 2003 shareholder reports, we noted a change in the way we provide the portfolio manager's commentary to shareholders of our Funds. Our shareholder reports have typically contained commentary on each portfolio manager's assessment of the stock market, individual stocks and how economic events affect their thinking in managing a specific Fund. We have always provided details about performance and presented returns, both good and bad, hopefully in a clear and concise fashion. These comments have been included as part of each Fund's quarterly, semi-annual, and annual financial statements.

      The Sarbanes-Oxley Act's new corporate governance regulations now require a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification covers the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements.

      Rather than ask our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts only, we separated their commentary from the financial statements and investment portfolio and sent it separately. We will continue to mail the portfolio manager's commentary separately from the investment portfolio to ensure that its content is complete and unrestricted. Our Annual Reports will be mailed separately and include the performance of the Fund with a description of the factors affecting the performance during the past year, along with the financial statements and the investment portfolio. Both the commentary and the financial statements, including the portfolio of investments, are also available on our website at www.gabelli.com/funds.

      We trust that you understand that our approach is an unintended consequence of the ever-increasing regulatory requirements affecting public companies generally. We hope the specific certification requirements of these new regulations will be modified as they relate to mutual funds, since investment companies have different corporate structures and objectives than other public companies.

                                                      Sincerely yours,

                                                      /S/ BRUCE N. ALPERT

                                                      Bruce N. Alpert
                                                      President
                                                      Gabelli Advisers, Inc.
October 17, 2003

EQUITY FUND

      During the third quarter ended September 30, 2003, large-cap stocks extended post-war second quarter gains. Fiscal year performance was nicely positive as a result of the equity markets closing with two consecutive quarters of gains for the first time in three years. Top Fund performers included Alcoa, Citigroup, Hewlett-Packard, IBM and Verizon. Leading the performance of the Standard & Poor's ("S&P") 500 Index was the information technology sector (semiconductors and equipment, software and services, hardware and equipment) -- up 60%. The consumer staples sector ranked last at 4.5% for the year.

      The health care sector was the weakest performer in the third quarter for the large-cap market, joining telecom services in producing negative returns. Pharmaceutical stocks were pressured by market concerns that Congress would approve a drug benefit bill that could negatively impact prices and profits if drugs were re-imported. A lower health care weighting enabled the Fund to outperform in this sector. The Fund's top contributing sector was financial services, as real estate investment trusts ("REITs") such as Simon Properties Group and ProLogis helped to pull performance ahead of the corresponding sector index. Strong share price performance and a relative overweight helped this sector make one of the largest contributions to performance. Top performing stocks in the Fund for the third quarter also included General Motors, International Paper and Starwood Hotels & Resorts. These five holdings have an above average dividend yield of 4.0%.

--------------------------------------------------------------------------------
              AVERAGE ANNUAL RETURNS THROUGH SEPTEMBER 30, 2003 (A)
              ----------------------------------------------------
                          SINCE INCEPTION (B) 10 YEAR   5 YEAR   3 YEAR   1 YEAR
                          ------------------- -------   ------   ------   ------
Equity Fund Class AAA .......  11.11%         11.03%    3.50%   (5.98)%   15.09%
S&P 500 Index ...............  11.46%         10.04%    1.00%  (10.13)%   24.37%
Lipper Large-Cap
   Value Fund Average .......  10.08%          8.52%    2.52%   (4.01)%   22.59%

(a) Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of dividends and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The S&P 500 Index is an unmanaged indicator of stock market performance, while the Lipper Average reflects the average performance of mutual funds classified in this particular category. Performance for periods less than one year is not annualized. See page 43 for further details about additional classes of shares.
(b) From commencement of investment operations on January 2, 1987.
--------------------------------------------------------------------------------

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
                    EQUITY FUND CLASS AAA AND S&P 500 INDEX

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

--------------------------------------------------------------------------------
                          Average Annual Total Return*
--------------------------------------------------------------------------------
            Life of Fund        10 Year       5 Year             1 Year
--------------------------------------------------------------------------------
Class AAA         11.11%         11.03%        3.50%             15.09%
Class A           10.65%         10.28%        2.42%             10.39%
Class B           10.87%         10.63%        3.02%              9.86%
Class C           10.87%         10.63%        3.07%             13.50%
--------------------------------------------------------------------------------

                  Westwood Equity Fund            S&P 500 Index
1/2/87                          10,000                   10,000
9/87                            13,165                   13,599
9/88                            11,779                   11,893
9/89                            15,322                   15,785
9/90                            13,699                   14,305
9/91                            16,396                   18,766
9/92                            17,078                   20,841
9/93                            20,508                   23,553
9/94                            22,383                   24,421
9/95                            28,169                   31,684
9/96                            35,740                   38,116
9/97                            49,893                   53,515
9/98                            49,194                   58,383
9/99                            58,920                   74,610
9/00                            70,286                   84,511
9/01                            59,820                   62,023
9/02                            50,763                   49,327
9/03                            58,423                   61,348

* PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Class A Shares, Class B Shares and Class C Shares are assumed to be issued on the inception date of the Fund and reflect applicable sales charges or redemption fees. See page 43 for further details.

BALANCED FUND

      The Balanced Fund is designed to provide an investor exposure to equities with reduced overall risk through investment in short-to-intermediate fixed income securities. With that maturity proviso, strategies for the Equity and Intermediate Bond funds, which are discussed in this report, also apply to their respective components in the Balanced Fund. The Balanced Fund benefited from a greater commitment to equities than to fixed income during the fiscal year, and from reduced exposure to rising interest rates in longer maturity securities through its investment in short-to-intermediate rates.

--------------------------------------------------------------------------------
              AVERAGE ANNUAL RETURNS THROUGH SEPTEMBER 30, 2003 (A)
              -----------------------------------------------------
                           SINCE INCEPTION (B) 10 YEAR 5 YEAR  3 YEAR  1 YEAR
                           ------------------- ------- ------  ------  ------

Balanced Fund Class AAA ......   10.26%         9.86%   4.89%  (0.17)%  11.23%

60% S&P 500 Index & 40%
   Lehman Bros. Gov't./
   Corporate Bond Index ......    9.35%         8.80%   3.28%  (2.24)%  17.23%
Lehman Bros. Gov't./Corporate
   Bond Index ................    7.83%         6.95%   6.69%   9.60%    6.51%
S&P 500 Index ................   10.37%        10.04%   1.00% (10.13)%  24.37%
Lipper Balanced Fund
  Average ....................    8.13%         7.46%   3.02%  (2.68)%  15.87%

(a) Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of dividends and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The S&P 500 Index is an unmanaged indicators of stock market performance and the Lehman Government/Corporate Bond Index is a market value-weighted index that tracks the total return performance of fixed-rate, publicly placed, dollar-denominated obligations. The Lipper Average reflects the average performance of mutual funds classified in this particular category. Performance for periods less than one year is not annualized. See page 43 for further details about additional classes of shares.

(b) From commencement of investment operations on October 1, 1991.
--------------------------------------------------------------------------------

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
         THE BALANCED FUND CLASS AAA COMPOSITE OF 60% THE S&P 500 INDEX
          AND 40% THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:
--------------------------------------------------------------------------------
                          Average Annual Total Return*
--------------------------------------------------------------------------------
                       Life of Fund      10 Year    5 Year       1 Year
--------------------------------------------------------------------------------
Class AAA                    10.26%        9.86%     4.89%       11.23%
Class A                       9.58%        9.11%     3.76%        6.56%
Class B                       9.88%        9.46%     4.31%        6.08%
Class C                       9.92%        9.51%     4.54%        9.64%
--------------------------------------------------------------------------------
                  Westwood Balanced                       60% S&P 500 and 40%
                                Fund      Lehman Bros. Gov't./Corp. Bond Index
10/1/91                       10,000                                    10,000
9/92                          10,797                                    11,207
9/93                          12,621                                    12,603
9/94                          13,291                                    12,670
9/95                          16,203                                    15,658
9/96                          19,300                                    17,850
9/97                          24,762                                    22,866
9/98                          25,455                                    25,290
9/99                          28,652                                    29,344
9/00                          32,489                                    32,472
9/01                          30,614                                    28,997
9/02                          29,056                                    26,503
9/03                          32,319                                    31,069

* PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Class A Shares, Class B Shares and Class C Shares are assumed to be issued on the inception date of the Fund and reflect applicable sales charges or redemption fees. See page 43 for further details.

INTERMEDIATE BOND FUND

      Across the maturity spectrum, Treasury yields ended the fiscal year below 5%. The yield curve was steeper than it had been twelve months earlier. Short-maturity yields followed Federal Funds lower to approximately 1.00% and yields for maturities of 5 years and greater rose on average 0.25% (25 basis points). Yields were subjected to a particularly volatile period in May through July as fears of deflation diminished after the June Federal Reserve meeting and reports of more favorable economic data. Treasury yields were also buffeted by the impact of mortgage-related events: record mortgage refinancing and headline risk associated with Freddie Mac. Corporate yield spreads tightened to Treasury yields over the year, as the longer maturity lowest rated securities were most favored by buyers.

      For the first time in nearly four years the high-grade debt market posted a negative return in the third quarter of 2003. Yields markedly increased in July on the expectation of strong and rapid economic growth. Yield levels moderated in August amidst the realization that expectations had overshot. In September, bonds rallied (yields declined) as the market reflected second thoughts about the velocity of economic growth pertaining to the U.S. labor market and slightly softer economic data. The strong September debt market performance did not fully offset the effects of July. Treasury rates were on average 31 basis points higher and the yield curve was 21 basis points steeper between the 2-year and 30-year Treasury yields. Mortgage securities were the only major high-grade fixed income sector to post positive returns. Corporate bonds, especially lower-rated securities, continued to outperform Government bonds and remained the top-performing sector for the year. Baa-rated corporates performed better than all higher rated cohorts and sectors except mortgage-backed securities ("MBS").

      Positioning on the shorter end of the Treasury yield curve was more advantageous in the third quarter; intermediate maturities outperformed both the 10-to-20 year and over-20 year segments. Among both governments and corporates, the 1-to-3 year segment performed best of all. The Fund continued to emphasize higher quality securities and lower exposure to rising interest rates relative to the bond market. Positive contributors to performance included: (1) an underweight in long maturity debt securities; (2) Fund duration (interest rate sensitivity) less than that of the index; (3) an underweight position in
utilities,   the  worst   performing   credit  sector;   (4)  an  overweight  in
mortgage-backed securities. The primary detractor to performance was an underweight in lower quality Baa-rated corporate bonds, a segment that would typically not be represented based upon the investment disciplines of the Fund. Top performers for the quarter included mortgage-backed securities and short-intermediate corporate notes issued by GMAC, IBM Corp. and Neiman Marcus. The Neiman Marcus note and selected financial services debt (Bank of America, Goldman Sachs Group and REIT Archstone-Smith Trust) led fiscal year fixed income performance.

--------------------------------------------------------------------------------
              AVERAGE ANNUAL RETURNS THROUGH SEPTEMBER 30, 2003 (A)
              -----------------------------------------------------
                         SINCE INCEPTION (B)  10 YEAR   5 YEAR  3 YEAR  1 YEAR
                         -------------------  -------   ------  ------  ------
Intermediate Bond Fund
   Class AAA .................  6.69%          5.84%    5.55%   8.04%    2.83%
Lehman Bros. Gov't./
   Corporate Bond Index ......  7.83%          6.95%    6.69%   9.60%    6.51%
Lipper Int. Investment
   Grade Debt Fund Avg. ......  7.21%          6.13%    5.74%   8.03%    5.98%

(a) Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of dividends and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Lehman Government/Corporate Bond Index is a market value-weighted index that tracks the performance of fixed-rate, publicly placed, dollar-denominated obligations, while the Lipper Average reflects the average performance of mutual funds classified in this particular category. Performance for periods less than one year is not annualized. See page 43 for further details about additional classes of shares.

(b) From commencement of investment operations on October 1, 1991.
--------------------------------------------------------------------------------

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
                      INTERMEDIATE BOND FUND CLASS AAA AND
              THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

--------------------------------------------------------------------------------
                          Average Annual Total Return*
--------------------------------------------------------------------------------
                         Life of Fund       10 Year      5 Year     1 Year
--------------------------------------------------------------------------------
Class AAA                       6.69%         5.84%       5.55%      2.83%
Class A                         6.31%         5.39%       4.65%    (1.31)%
Class B                         6.50%         5.61%       4.89%    (1.95)%
Class C                         6.54%         5.66%       5.19%      1.29%
--------------------------------------------------------------------------------

                  Westwood Intermediate                   Lehman Bros.
                              Bond Fund        Gov't./Corp. Bond Index
10/1/91                          10,000                         10,000
9/92                             11,186                         11,323
9/93                             12,331                         12,620
9/94                             11,658                         12,098
9/95                             12,956                         13,834
9/96                             13,540                         14,467
9/97                             15,084                         15,856
9/98                             16,623                         17,886
9/99                             16,229                         17,596
9/00                             17,268                         18,782
9/01                             19,456                         21,256
9/02                             21,188                         23,214
9/03                             21,788                         24,725


* PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Class A Shares, Class B Shares and Class C Shares are assumed to be issued on the inception date of the Fund and reflect applicable sales charges or redemption fees. See page 43 for further details.

SMALLCAP EQUITY FUND

      Small cap stocks outperformed all asset classes in the closing quarter of the fiscal year. In the small cap indexes, lowest quality stocks fared best, with technology and biotech stocks driving performance. Transportation stocks did well as investors bet on an economic recovery accompanied by a positive impact on corporate earnings. The only sector that did not post a positive return was "other energy," which was pressured by weakness in commodity prices.

      During the fiscal year, the rally in equities was focused on low quality companies -- those with high exposure to the market (beta), no earnings and no dividends -- a strategy that is contrary to the investment disciplines that Westwood follows. The top detractor to Fund quarterly performance was technology. Within this sector, companies having low share prices, micro-market capitalizations and generating no earnings were the top performers. The Fund did not benefit from the continued rally in low quality names. The top-contributing sector to the performance of the Fund was materials & processing. Holdings such as Ceradyne Inc., Griffon Corp. and Scotts Co. posted double digit returns during the quarter. Within other sectors of the Fund, consumer discretionary holdings Hot Topic Inc. and Pacific Sunwear of California, Inc. turned in strong performance, Avid Technology and International Rectifier topped technology and Bradley Pharmaceuticals and Kos Pharmaceuticals led health care.

--------------------------------------------------------------------------------
              AVERAGE ANNUAL RETURNS THROUGH SEPTEMBER 30, 2003 (A)
              -----------------------------------------------------
                               SINCE INCEPTION (B)   5 YEAR    3 YEAR     1 YEAR
                               -------------------   ------    ------     ------
SmallCap Equity Fund
  Class AAA .......................    3.97%          1.53%    (19.35)%    9.21%
Russell 2000 Index ................    7.11%          7.46%     (0.82)%   36.50%
Russell 2000 Growth Index .........    2.87%          2.75%    (12.67)%   41.72%
Lipper Small-Cap
  Growth Average ..................    6.91%          6.80%    (12.55)%   34.06%

(a) Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of dividends and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Russell 2000 and Russell 2000 Growth Indices are unmanaged indicators of stock market performance, while the Lipper Average reflects the average performance of mutual funds classified in this particular category. Performance for periods less than one year is not annualized. See page 43 for further details about additional classes of shares.

(b) From commencement of investment operations on April 15, 1997.
--------------------------------------------------------------------------------

      COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE SMALLCAP EQUITY FUND CLASS AAA, THE RUSSELL 2000 INDEX AND THE RUSSELL 2000 GROWTH INDEX

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

--------------------------------------------------------------------------------
                          Average Annual Total Return*
--------------------------------------------------------------------------------
                              Life of Fund    5 Year      3 Year       1 Year
--------------------------------------------------------------------------------
Class AAA                            3.97%     1.53%     (19.35)%       9.21%
Class A                              3.22%     0.64%     (20.43)%       4.60%
Class B                              3.67%     0.83%     (20.48)%       4.84%
Class C                              3.91%     1.45%     (19.44)%       8.40%
--------------------------------------------------------------------------------

                       Westwood SmallCap         Russell 2000      Russell 2000
                             Equity Fund              Index        Growth Index
4/15/97                           10,000              10,000             10,000
9/30/97                           14,480              13,410             13,942
9/30/98                           11,917              10,862             10,480
9/30/99                           18,941              12,933             13,900
9/30/00                           24,500              15,958             18,024
9/30/01                           13,923              12,573             10,348
9/30/02                           11,771              11,404              8,469
9/30/03                           12,855              15,566             12,002

* PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Class A Shares, Class B Shares and Class C Shares are assumed to be issued on the inception date of the Fund and reflect applicable sales charges or redemption fees. See page 43 for further details.

THE REALTY FUND

      The National Association of REITs ("NAREIT") Composite REIT Index edged out the S&P 500 Index over the fiscal year and during the closing third quarter. An improving economy, higher interest rates and a change in tax law that favors dividends from non-REITs all failed to dampen the demand for real estate stocks. REIT dividend yields remain attractively above bond yields, dividend payments are well covered, most property groups are either stabilizing or beginning to show positive earnings growth again and demand for real assets remains high.

      Top contributors to Fund performance included Equity Residential from the residential sector, regional mall REITs General Growth Properties and Simon Property Group, shopping center REIT Ramco-Gershenson Properties, health care REIT Health Care Property Investors and diversified REIT Vornado Realty. All REIT property groups were in positive territory for the third quarter with public storage and apartments leading the way. Multi-family fundamentals have begun to stabilize after a period of decline, and there is optimism that higher interest rates will benefit apartments by making the housing market less affordable. Solid earnings visibility drove another strong quarter for the retail sector. The office property sector was the worst performing major property type as disappointing job growth pushed out expectations for a recovery in office demand.

--------------------------------------------------------------------------------
              AVERAGE ANNUAL RETURNS THROUGH SEPTEMBER 30, 2003 (A)
              -----------------------------------------------------
                                   SINCE INCEPTION (B)  5 YEAR  3 YEAR   1 YEAR
                                   -------------------  ------  ------   ------
Realty Fund Class AAA ..................   7.58%        11.61%  13.72%   22.82%
NAREIT Composite REIT Index ............   6.65%        11.50%  16.42%   26.51%
Lipper Real Estate Fund Average ........   6.49%        11.76%  13.40%   25.78%
Russell 2000 Index .....................   2.51%         7.46%  (0.82)%  36.50%

(a) Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of dividends and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The NAREIT Composite REIT and Russell 2000 Indices are unmanaged indicators of stock market performance, while the Lipper Average reflects the average performance of mutual funds classified in this particular category. Performance for periods less than one year is not annualized. See page 43 for further details about additional classes of shares.

(b) From commencement of investment operations on September 30, 1997.
--------------------------------------------------------------------------------

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE REALTY FUND CLASS AAA, THE RUSSELL 2000 INDEX AND THE NATIONAL ASSOCIATION OF REITS COMPOSITE REIT INDEX

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

--------------------------------------------------------------------------------
                          Average Annual Total Return*
--------------------------------------------------------------------------------
                 Life of Fund      5 Year     3 Year      1 Year
--------------------------------------------------------------------------------
Class AAA               7.58%      11.61%     13.72%      22.82%
Class A                 6.75%      10.59%     11.97%      17.64%
Class B                 7.30%      11.17%     12.72%      17.99%
Class C                 7.54%      11.57%     13.64%      22.04%
--------------------------------------------------------------------------------

             Realty Fund   Russell 2000 Index    NARIT Composite REIT Index
9/30/97           10,000               10,000                        10,000
9/30/98            8,950                8,100                         8,540
9/30/99            8,442                9,645                         7,902
9/30/00           10,542               11,901                         9,437
9/30/01           11,742                9,377                        10,728
9/30/02           12,624                8,505                        11,772
9/30/03           15,505               11,609                        14,893


* PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Class A Shares, Class B Shares and Class C Shares are assumed to be issued on the inception date of the Fund and reflect applicable sales charges or redemption fees. See page 43 for further details.

MIGHTY MITES FUND

      In general, the portfolio's media investments disappointed. Although advertising spending trended higher, it was not as robust as some anticipated. When media giant Viacom warned of an earnings shortfall due to softer than expected local ad sales, small group broadcasters sold off sharply. The fact that Congress and the courts are challenging Federal Communications Commission ("FCC") rule changes that would have likely led to further consolidation in broadcasting and newspaper publishing industries has also put pressure on the stocks of companies perceived to be potential takeover targets.

      Collectively, our utilities investments also underperformed. In large part this is due to investors moving out of more defensive sectors as the economic outlook improved. The big blackout of August 14 may have had a negative impact as well. However, the blackout may prove a blessing in that it will force Congress to do something about antiquated regulations governing the utilities industry. The Public Utilities Holding Company Act ("PUHCA") of 1935, which was passed to halt the growth of the large power company trusts of the 1920s, has inhibited consolidation in the utilities industry.

      As aforementioned, although stocks in more economically sensitive sectors tended to outperform in the second half of fiscal 2003, there wasn't a distinct industry theme in our investment scorecard. Crown Media Holdings, Interpore, Resource Bankshares, Weider Nutrition and Tyler Technologies were among our best performers. TransPro, Material Sciences, NUI Corp. and Fisher Communications and were among our biggest disappointments.

--------------------------------------------------------------------------------
              AVERAGE ANNUAL RETURNS THROUGH SEPTEMBER 30, 2003 (A)
              -----------------------------------------------------
                                 SINCE INCEPTION (B)   5 YEAR   3 YEAR    1 YEAR
                                 -------------------   ------   ------    ------
Mighty Mites Fund Class AAA .......   12.98%           14.77%    6.45%    19.75%
Russell 2000 Index ................    1.79%            7.46%   (0.82)%   36.50%
Lipper Small-Cap Value Average ....    5.74%           12.85%   11.08%    30.08%

(a) Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of dividends and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Russell 2000 Index is an unmanaged indicator of stock market performance, while the Lipper Average reflects the average performance of mutual funds classified in this particular category. Performance for periods less than one year is not annualized. See page 43 for further details about additional classes of shares.

(b) From commencement of investment operations on May 11, 1998.
--------------------------------------------------------------------------------

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE MIGHTY MITES FUND CLASS AAA AND THE RUSSELL 2000 INDEX

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

--------------------------------------------------------------------------------
                          Average Annual Total Return*
--------------------------------------------------------------------------------
                             Life of Fund      5 Year      3 Year       1 Year
--------------------------------------------------------------------------------
Class AAA                          12.98%      14.77%       6.45%       19.75%
Class A                            12.02%      13.73%       4.85%       14.84%
Class B                            12.51%      14.14%       5.29%       14.81%
Class C                            12.64%      14.40%       5.89%       18.12%
--------------------------------------------------------------------------------

                      Mighty Mites Fund (Class AAA)      Russell 2000 Index
5/11/98                                      10,000                  10,000
9/30/98                                       9,700                   7,570
9/30/99                                      13,018                   9,014
9/30/00                                      16,010                  11,122
9/30/01                                      15,567                   8,763
9/30/02                                      16,129                   7,948
9/30/03                                      19,329                  10,849


* PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Class A Shares, Class B Shares and Class C Shares are assumed to be issued on the inception date of the Fund and reflect applicable sales charges or redemption fees. See page 43 for further details.

--------------------------------------------------------------------------------
                              NASDAQ SYMBOLS TABLE
-----------------------------------------------------------------------------------
GABELLI WESTWOOD FUND  NASDAQ SYMBOLS  GABELLI WESTWOOD FUND         NASDAQ SYMBOLS
---------------------  --------------  ---------------------         --------------
Equity - Class AAA     WESWX          Intermediate Bond - Class AAA  WEIBX
Equity - Class A       WEECX          SmallCap Equity - Class AAA    WESCX
Balanced - Class AAA   WEBAX          Realty - Class AAA             WESRX
Balanced - Class A     WEBCX          Mighty Mites(SM) - Class AAA   WEMMX
Balanced - Class B     WBCBX
Balanced - Class C     WBCCX
--------------------------------------------------------------------------------

THE GABELLI WESTWOOD EQUITY FUND
PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
     SHARES                             COST        VALUE
     ------                             ----        -----
              COMMON STOCKS -- 99.1%
              AEROSPACE -- 4.7%
    157,300   Boeing Co. ...........$  6,531,226 $  5,400,109
    113,900   Lockheed Martin Corp.    6,152,562    5,256,485
                                    ------------ ------------
                                      12,683,788   10,656,594
                                    ------------ ------------
              AUTOMOTIVE -- 2.5%
    136,400   General Motors Corp. .   6,356,780    5,582,852
                                    ------------ ------------
              AVIATION: PARTS AND SERVICES -- 2.6%
     74,600   United Technologies
                Corp. ..............   4,476,729    5,765,088
                                    ------------ ------------
              BROADCASTING -- 2.0%
    115,300   Clear Channel
               Communications Inc. .   4,521,021    4,415,990
                                    ------------ ------------
              CABLE -- 1.3%
    102,100   Comcast Corp.,
                Cl. A, Special+ ....   2,865,730    3,016,034
                                    ------------ ------------
              COMPUTER HARDWARE -- 6.2%
    128,900   Apple Computer Inc.+ .   2,603,331    2,659,207
    281,887   Hewlett-Packard Co. ..   4,927,722    5,457,332
     64,900   International Business
               Machines Corp. ......   5,528,865    5,732,617
                                    ------------ ------------
                                       13,059,918 13,849,156
                                    ------------ ------------
              CONSUMER PRODUCTS -- 5.0%
    127,600   Altria Group Inc. ....   5,753,997    5,588,880
     62,200   Procter & Gamble Co. .   5,527,685    5,773,404
                                    ------------ ------------
                                      11,281,682   11,362,284
                                    ------------ ------------
              DIVERSIFIED INDUSTRIAL -- 3.7%
     31,500   Eaton Corp. ..........   2,855,035    2,791,530
    182,000   General Electric Co. .   5,134,117    5,425,420
                                    ------------ ------------
                                       7,989,152    8,216,950
                                    ------------ ------------
              ENERGY AND UTILITIES: INTEGRATED -- 6.6%
    120,800   Burlington Resources
                Inc. ...............   6,346,507    5,822,560
     69,600   Kinder Morgan Energy
                Partners LP ........   2,777,736    2,978,880
    135,360   Progress Energy Inc. .   5,824,193    6,018,106
                                    ------------ ------------
                                      14,948,436   14,819,546
                                    ------------ ------------
              ENERGY AND UTILITIES: NATURAL GAS -- 3.9%
     88,303   Apache Corp. .........   3,935,942    6,122,930
     74,100   Nabors Industries
                Ltd.+ ..............   2,757,020    2,760,966
                                    ------------ ------------
                                       6,692,962    8,883,896
                                    ------------ ------------
              ENERGY AND UTILITIES: OIL -- 7.8%
     78,000   ChevronTexaco Corp. ..   7,033,698    5,573,100
    165,900   Exxon Mobil Corp. ....   6,644,793    6,071,940
     99,700   Murphy Oil Corp. .....   4,204,344    5,857,375
                                    ------------ ------------
                                      17,882,835   17,502,415
                                    ------------ ------------
              ENERGY AND UTILITIES: WATER -- 1.2%
    109,700   Philadelphia Suburban
                Corp. ..............   2,611,368    2,641,576
                                    ------------ ------------
              FINANCIAL SERVICES -- 13.0%
    126,400   American Express Co. .   4,630,920    5,695,584
     72,900   Bank of America Corp.    3,227,432    5,689,116
     83,000   Bear Stearns
                Companies Inc. .....   5,213,301    6,208,400
    127,133   Citigroup Inc. .......   5,252,740    5,785,823
    156,000   Prudential Financial
                Inc. ...............   4,940,115    5,828,160
                                    ------------ ------------
                                      23,264,508   29,207,083
                                    ------------ ------------

     SHARES                             COST        VALUE
     ------                             ----        -----
              FINANCIAL SERVICES: BANKS -- 8.9%
    146,200   Bank One Corp. .......$  6,047,876 $  5,650,630
    107,300   KeyCorp ..............   2,570,035    2,743,661
     65,300   M&T Bank Corp. .......   5,238,928    5,700,690
    152,800   Washington Mutual
                Inc. ...............   5,548,268    6,015,736
                                    ------------ ------------
                                      19,405,107   20,110,717
                                    ------------ ------------
              FOOD AND BEVERAGE -- 3.6%
    242,100   ConAgra Foods Inc. ...   5,702,468    5,142,204
     88,400   Heinz (H.J.) Co. .....   3,085,340    3,030,352
                                    ------------ ------------
                                       8,787,808    8,172,556
                                    ------------ ------------
              HEALTH CARE -- 7.5%
    111,300   Merck & Co. Inc. .....   4,989,917    5,634,006
    181,100   Pfizer Inc. ..........   5,392,639    5,501,818
    124,800   Wyeth ................   4,512,180    5,753,280
                                    ------------ ------------
                                      14,894,736   16,889,104
                                    ------------ ------------
              HOTELS AND GAMING -- 1.3%
     87,000   Starwood Hotels & Resorts
               Worldwide Inc. ......   2,001,050    3,027,600
                                    ------------ ------------
              METALS AND MINING -- 2.4%
    202,600   Alcoa Inc. ...........   5,836,182    5,300,016
                                    ------------ ------------
              PAPER AND FOREST PRODUCTS -- 2.6%
     71,600   International
                Paper Co. ..........   2,766,685    2,793,832
     72,700   Rayonier Inc. ........   2,902,130    2,951,620
                                    ------------ ------------
                                       5,668,815    5,745,452
                                    ------------ ------------
              REAL ESTATE INVESTMENT TRUSTS -- 2.0%
     50,000   ProLogis .............   1,244,490    1,512,500
     68,400   Simon Property
                Group Inc. .........   2,444,834    2,980,872
                                    ------------ ------------
                                       3,689,324    4,493,372
                                    ------------ ------------
              SPECIALTY CHEMICALS -- 2.3%
    126,800   E.I. du Pont de
                Nemours and Co. ....   5,829,927    5,073,268
                                    ------------ ------------
              TELECOMMUNICATIONS -- 5.5%
    107,900   BellSouth Corp. ......   2,931,279    2,555,072
     82,500   Harris Corp. .........   2,763,128    2,952,675
    122,000   SBC Communications
                Inc. ...............   3,082,144    2,714,500
    127,904   Verizon Communications
                Inc. ...............   5,420,576    4,149,206
                                    ------------ ------------
                                      14,197,127   12,371,453
                                    ------------ ------------
              TRANSPORTATION -- 2.5%
     97,100   Union Pacific Corp. ..   5,433,566    5,648,307
                                    ------------ ------------
              TOTAL COMMON STOCKS .. 214,378,551  222,751,309
                                    ------------ ------------
    PRINCIPAL
     AMOUNT
    ---------

              U.S. GOVERNMENT OBLIGATIONS -- 0.8%
              U.S. TREASURY BILLS -- 0.8%
 $1,750,000   U.S. Treasury Bill,
               0.830%++, 11/13/03 ..   1,748,314    1,748,314
                                    ------------ ------------
              TOTAL INVESTMENTS --
                99.9% ..............$216,126,865  224,499,623
                                    ============
              OTHER ASSETS AND
                LIABILITIES (NET) -- 0.1% ......      261,448
                                                 ------------
              NET ASSETS -- 100.0% ............. $224,761,071
                                                 ============
----------------
 + Non-income producing security.
++ Represents annualized yield at date of purchase.

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD BALANCED FUND
PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

     SHARES                             COST        VALUE
     ------                             ----        -----
              COMMON STOCKS -- 55.6%
              AEROSPACE -- 2.5%
     56,700   Boeing Co. ...........$  2,085,705 $  1,946,511
     43,400   Lockheed Martin Corp.    2,306,438    2,002,910
                                    ------------ ------------
                                       4,392,143    3,949,421
                                    ------------ ------------
              AUTOMOTIVE -- 1.3%
     51,100   General Motors Corp. .   2,108,288    2,091,523
                                    ------------ ------------
              AVIATION: PARTS AND SERVICES -- 1.3%
     27,300   United Technologies
                Corp. ..............   1,477,474    2,109,744
                                    ------------ ------------
              BROADCASTING -- 1.4%
     55,701   Clear Channel
               Communications Inc. .   2,194,641    2,133,348
                                    ------------ ------------
              CABLE -- 0.7%
     39,600   Comcast Corp., Cl. A+    1,111,178    1,169,784
                                    ------------ ------------
              COMPUTER HARDWARE -- 3.4%
     49,200   Apple Computer Inc.+ .     907,681    1,014,996
    110,488   Hewlett-Packard Co. ..   1,900,444    2,139,048
     24,500   International Business
               Machines Corp. ......   1,850,501    2,164,085
                                    ------------ ------------
                                       4,658,626    5,318,129
                                    ------------ ------------
              CONSUMER PRODUCTS -- 2.8%
     50,000   Altria Group Inc. ....   2,234,783    2,190,000
     24,900   Procter & Gamble Co. .   2,209,282    2,311,218
                                    ------------ ------------
                                       4,444,065    4,501,218
                                    ------------ ------------
              DIVERSIFIED INDUSTRIAL -- 1.3%
     69,500   General Electric Co. .   1,861,276    2,071,795
                                    ------------ ------------
              ENERGY AND UTILITIES: INTEGRATED -- 4.3%
     47,200   Burlington Resources
                Inc. ...............   2,476,711    2,275,040
     51,600   Kinder Morgan Energy
                Partners LP ........   2,055,291    2,208,480
     51,449   Progress Energy Inc. .   2,157,527    2,287,422
                                    ------------ ------------
                                       6,689,529    6,770,942
                                    ------------ ------------
              ENERGY AND UTILITIES: NATURAL GAS -- 2.1%
     33,340   Apache Corp. .........   1,527,233    2,311,795
     27,300   Nabors Industries Ltd.   1,014,431    1,017,198
                                    ------------ ------------
                                       2,541,664    3,328,993
                                    ------------ ------------
              ENERGY AND UTILITIES: OIL -- 4.5%
     33,900   ChevronTexaco Corp. ..   2,785,468    2,422,155
     68,800   Exxon Mobil Corp. ....   2,550,992    2,518,080
     37,900   Murphy Oil Corp. .....   1,603,200    2,226,625
                                    ------------ ------------
                                       6,939,660    7,166,860
                                    ------------ ------------
              FINANCIAL SERVICES -- 7.1%
     49,100   American Express Co. .   1,784,328    2,212,446
     27,500   Bank of America Corp.    1,400,764    2,146,100
     31,100   Bear Stearns
               Companies Inc. ......   1,941,895    2,326,280
     50,433   Citigroup Inc. .......   1,881,878    2,295,206
     60,200   Prudential
               Financial Inc. ......   1,908,638    2,249,072
                                    ------------ ------------
                                       8,917,503   11,229,104
                                    ------------ ------------
              FINANCIAL SERVICES: BANKS -- 4.9%
     55,200   Bank One Corp. .......   2,232,473    2,133,480
     40,500   KeyCorp ..............     972,170    1,035,585
     25,600   M&T Bank Corp. .......   2,055,483    2,234,880
     58,300   Washington Mutual
                Inc. ...............   1,901,714    2,295,271
                                    ------------ ------------
                                       7,161,840    7,699,216
                                    ------------ ------------

     SHARES                             COST        VALUE
     ------                             ----        -----
              FOOD AND BEVERAGE -- 2.7%
     96,900   ConAgra Foods Inc. ...$  2,285,207 $  2,058,156
     65,100   Heinz (H.J.) Co. .....   2,259,986    2,231,628
                                    ------------ ------------
                                       4,545,193    4,289,784
                                    ------------ ------------
              HEALTH CARE -- 4.2%
     43,000   Merck & Co. Inc. .....   1,886,178    2,176,660
     70,100   Pfizer Inc. ..........   2,021,534    2,129,638
     49,800   Wyeth ................   1,754,553    2,295,780
                                    ------------ ------------
                                       5,662,265    6,602,078
                                    ------------ ------------
              HOTELS AND GAMING -- 0.7%
     32,100   Starwood Hotels & Resorts
               Worldwide Inc. ......     738,981    1,117,080
                                    ------------ ------------
              METALS AND MINING -- 1.3%
     78,700   Alcoa Inc. ...........   2,134,436    2,058,792
                                    ------------ ------------
              PAPER AND FOREST PRODUCTS -- 2.0%
     53,100   International
                Paper Co. ..........   2,024,843    2,071,962
     27,400   Rayonier Inc. ........   1,093,786    1,112,440
                                    ------------ ------------
                                       3,118,629    3,184,402
                                    ------------ ------------
              REAL ESTATE INVESTMENT TRUSTS -- 1.4%
     37,300   ProLogis .............     914,540    1,128,325
     25,000   Simon Property
                Group Inc. .........     892,185    1,089,500
                                    ------------ ------------
                                       1,806,725    2,217,825
                                    ------------ ------------
              SPECIALTY CHEMICALS -- 1.4%
     53,600   E.I. du Pont de
               Nemours and Co. .....   2,415,357    2,144,536
                                    ------------ ------------
              TELECOMMUNICATIONS -- 3.0%
     42,000   BellSouth Corp. ......   1,143,080      994,560
     31,300   Harris Corp. .........   1,091,485    1,120,227
     47,400   SBC Communications
                Inc. ...............   1,209,574    1,054,650
     48,238   Verizon Communications
                Inc. ...............   1,757,880    1,564,841
                                    ------------ ------------
                                       5,202,019    4,734,278
                                    ------------ ------------
              TRANSPORTATION -- 1.3%
     35,500   Union Pacific Corp. ..   2,012,721    2,065,035
                                    ------------ ------------
              TOTAL COMMON STOCKS ..  82,134,213   87,953,887
                                    ------------ ------------
    PRINCIPAL
     AMOUNT
    ---------
              ASSET BACKED SECURITIES -- 0.6%
 $  825,000   GS Mortgage Securities Corp. II,
               97-GL Cl. A2D,
               6.940%, 07/13/30+ ...     833,497      920,131
                                    ------------ ------------

              PREFERRED STOCKS -- 4.2%
              FINANCIAL SERVICES -- 4.2%
     43,500   Fannie Mae,
               5.375% Pfd., Ser. I .   2,291,494    2,218,500
     91,400   JP Morgan Chase Capital,
               5.875% Pfd.,
               Ser. XI .............   2,279,640    2,168,008
     84,400   Wells Fargo Capital Trust,
               7.000% Pfd.,
               Ser. IV .............   2,284,813    2,245,040
                                    ------------ ------------
                                       6,855,947    6,631,548
                                    ------------ ------------
              TOTAL PREFERRED
                STOCKS .............   6,855,947    6,631,548
                                    ------------ ------------

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD BALANCED FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
    PRINCIPAL
     AMOUNT                             COST        VALUE
     ------                             ----        -----
              CORPORATE BONDS -- 11.0%
              COMPUTER HARDWARE -- 1.2%
 $  750,000   Hewlett-Packard Co.,
               3.625%, 03/15/08 ....$    747,925 $    762,334
  1,000,000   IBM Corp.,
               4.875%, 10/01/06 ....   1,020,384    1,076,911
                                    ------------ ------------
                                       1,768,309    1,839,245
                                    ------------ ------------
              ENERGY AND UTILITIES: OIL -- 1.1%
    920,000   Conoco Inc.,
               5.900%, 04/15/04 ....     912,372      942,739
    750,000   Occidental Petroleum,
               4.250%, 03/15/10 ....     758,949      763,701
                                    ------------ ------------
                                       1,671,321    1,706,440
                                    ------------ ------------
              FINANCIAL SERVICES -- 4.8%
  1,100,000   Bank of America Corp.,
               5.875%, 02/15/09 ....   1,094,032    1,225,731
  1,225,000   Bear Stearns Co. Inc.,
               2.875%, 07/02/08 ....   1,214,321    1,195,806
    825,000   Citigroup Inc.,
               6.750%, 12/01/05 ....     838,479      908,384
  1,350,000   General Electric Capital Corp.,
               7.500%, 05/15/05 ....   1,353,455    1,481,404
  1,275,000   General Motors Acceptance Corp.,
               5.750%, 11/10/03 ....   1,274,831    1,280,505
  1,225,000   Goldman Sachs Group Inc.,
               6.650%, 05/15/09 ....   1,215,900    1,411,028
                                    ------------ ------------
                                       6,991,018    7,502,858
                                    ------------ ------------
              REAL ESTATE INVESTMENT TRUSTS -- 1.1%
  1,600,000   Archstone-Smith Trust,
               7.200%, 03/01/13 ....   1,547,997    1,789,360
                                    ------------ ------------
              RETAIL -- 1.8%
  1,275,000   Neiman Marcus Group Inc.,
               6.650%, 06/01/08 ....   1,274,206    1,421,880
  1,250,000   Wal-Mart Stores,
               6.875%, 08/10/09 ....   1,329,940    1,471,199
                                    ------------ ------------
                                       2,604,146    2,893,079
                                    ------------ ------------
              TELECOMMUNICATIONS -- 1.0%
  1,460,000   Verizon Communications,
               6.460%, 04/15/08 ....   1,469,980    1,651,450
                                    ------------ ------------
              TOTAL CORPORATE
                BONDS ..............  16,052,771   17,382,432
                                    ------------ ------------

              FOREIGN GOVERNMENT BONDS -- 1.3%
  1,000,000   Canadian Global Bond,
               6.750%, 08/28/06 ....   1,031,046    1,127,578
  1,000,000   Italy Global Bond,
               2.500%, 03/31/06 ....     999,219    1,014,631
                                    ------------ ------------
              TOTAL FOREIGN
               GOVERNMENT BONDS ....   2,030,265    2,142,209
                                    ------------ ------------

    PRINCIPAL
     AMOUNT                             COST        VALUE
     ------                             ----        -----
              U.S. GOVERNMENT AGENCY OBLIGATIONS -- 9.9%
              FEDERAL HOME LOAN MORTGAGE CORP. -- 4.2%
 $1,500,000    6.375%, 11/15/03 ....$  1,500,878 $  1,509,675
  1,600,000    5.500%, 07/15/06 ....   1,625,504    1,746,558
  1,750,000    3.500%, 09/15/07 ....   1,786,751    1,801,695
    750,000    3.250%, 02/25/08 ....     747,375      750,848
    750,000    6.625%, 09/15/09 ....     868,912      874,459
                                    ------------ ------------
                                       6,529,420    6,683,235
                                    ------------ ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 5.7%
  1,450,000    3.000%, 06/15/04 ....   1,458,939    1,468,625
  1,625,000    6.500%, 08/15/04 ....   1,623,381    1,699,838
  1,250,000    7.125%, 03/15/07 ....   1,333,440    1,441,794
    750,000    3.250%, 11/15/07 ....     780,457      762,442
    256,005    6.000%, 05/01/11 ....     254,178      268,028
  1,200,000    6.000%, 05/15/11 ....   1,204,605    1,358,028
    900,000    6.000%, 01/18/12 ....     890,838      941,121
    750,000    4.375%, 03/15/13 ....     796,414      753,852
    197,598    7.000%, 11/01/14 ....     199,546      210,326
                                    ------------ ------------
                                       8,541,798    8,904,054
                                    ------------ ------------
              TOTAL U.S. GOVERNMENT
               AGENCY OBLIGATIONS ..  15,071,218   15,587,289
                                    ------------ ------------

              U.S. GOVERNMENT OBLIGATIONS -- 16.5%
              U.S. TREASURY BILLS -- 4.1%
  6,450,000   U.S. Treasury Bills,
               0.830% to 0.948%++,
               10/02/03 to
               11/20/03 ............   6,444,705    6,444,705
                                    ------------ ------------
              U.S. TREASURY NOTES -- 12.4%
  2,150,000    2.250%, 07/31/04 ....   2,152,030    2,171,921
  2,000,000    5.750%, 11/15/05 ....   2,060,737    2,176,564
  1,200,000    4.625%, 05/15/06 ....   1,276,340    1,288,266
  2,725,000    3.500%, 11/15/06 ....   2,730,126    2,848,159
  1,300,000    6.125%, 08/15/07 ....   1,290,734    1,481,189
  3,750,000    3.250%, 08/15/08 ....   3,781,500    3,829,395
  2,500,000    5.750%, 08/15/10 ....   2,861,852    2,862,990
  2,750,000    5.000%, 08/15/11 ....   2,795,719    3,008,888
                                    ------------ ------------
                                      18,949,038   19,667,372
                                    ------------ ------------
              TOTAL U.S. GOVERNMENT
               OBLIGATIONS .........  25,393,743   26,112,077
                                    ------------ ------------
              TOTAL INVESTMENTS --
                99.1% ..............$148,371,654  156,729,573
                                    ============
              OTHER ASSETS AND LIABILITIES
                (NET) -- 0.9% ...................   1,389,716
                                                 ------------
              NET ASSETS -- 100.0% ..............$158,119,289
                                                 ============
----------------
  + Non-income producing security.
 ++ Represents annualized yield at date of purchase.

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD INTERMEDIATE BOND FUND
PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
    PRINCIPAL
     AMOUNT                             COST        VALUE
    ---------                           ----        -----
              ASSET BACKED SECURITIES -- 2.0%
   $225,000   GS Mortgage Securities Corp. II,
               97-GL Cl. A2D,
               6.940%, 07/13/30+ ...$    231,569 $    250,945
                                    ------------ ------------
              CORPORATE BONDS -- 31.8%
              COMPUTER HARDWARE -- 4.7%
    325,000   Hewlett-Packard Co.,
               3.625%, 03/15/08 ....     326,234      330,345
    250,000   IBM Corp.,
               4.875%, 10/01/06 ....     259,517      269,228
                                    ------------ ------------
                                         585,751      599,573
                                    ------------ ------------
              ENERGY AND UTILITIES: OIL -- 3.8%
    125,000   BP Capital Markets plc,
               4.000%, 04/29/05 ....     127,278      130,145
    125,000   Conoco Inc.,
               5.900%, 04/15/04 ....     123,964      128,090
    225,000   Occidental Petroleum,
               4.250%, 03/15/10 ....     225,000      229,110
                                    ------------ ------------
                                         476,242      487,345
                                    ------------ ------------
              FINANCIAL SERVICES -- 16.5%
    300,000   Bank of America Corp.,
               5.875%, 02/15/09 ....     312,385      334,290
    100,000   Bayerische Landesbank,
               4.125%, 01/14/05 ....     101,212      103,287
    275,000   Bear Stearns Co. Inc.,
               2.875%, 07/02/08 ....     272,327      268,446
    120,000   Citigroup Inc.,
               6.750%, 12/01/05 ....     121,960      132,128
    225,000   General Electric Capital Corp.,
               7.500%, 05/15/05 ....     226,440      246,901
    140,000   General Motors Acceptance Corp.,
               5.750%, 11/10/03 ....     139,907      140,605
    300,000   Goldman Sachs Group Inc.,
               6.650%, 05/15/09 ....     313,562      345,558
    200,000   International Bank for
               Reconstruction & Development,
               8.625%, 10/15/16+ ...     249,817      276,092
    275,000   Toyota Motor Credit Corp.,
               2.875%, 08/01/08 ....     271,647      273,491
                                    ------------ ------------
                                       2,009,257    2,120,798
                                    ------------ ------------
              REAL ESTATE INVESTMENT TRUSTS -- 1.3%
    150,000   Archstone-Smith Trust,
               7.200%, 03/01/13 ....     145,512      167,752
                                    ------------ ------------
              RETAIL -- 4.4%
    300,000   Neiman Marcus Group Inc.,
               6.650%, 06/01/08 ....     318,985      334,560
    200,000   Wal-Mart Stores,
               6.875%, 08/10/09 ....     212,791      235,392
                                    ------------ ------------
                                         531,776      569,952
                                    ------------ ------------

    PRINCIPAL
     AMOUNT                             COST        VALUE
    ---------                           ----        -----
              TELECOMMUNICATIONS -- 1.1%
   $125,000   Verizon Communications,
               6.460%, 04/15/08 ....$    126,818 $    141,391
                                    ------------ ------------
              TOTAL CORPORATE BONDS    3,875,356    4,086,811
                                    ------------ ------------
              FOREIGN GOVERNMENT BONDS -- 4.1%
    175,000   Canadian Global Bond,
               6.750%, 08/28/06 ....     176,193      197,326
    325,000   Italy Global Bond,
               2.500%, 03/31/06 ....     325,635      329,755
                                    ------------ ------------
              TOTAL FOREIGN
               GOVERNMENT BONDS ....     501,828      527,081
                                    ------------ ------------

              U.S. GOVERNMENT AGENCY OBLIGATIONS -- 24.6%
              FEDERAL HOME LOAN MORTGAGE CORP. -- 7.0%
    450,000    5.500%, 07/15/06 ....     465,731      491,220
    250,000    3.250%, 02/25/08 ....     249,125      250,283
    150,000    5.125%, 08/20/12 ....     149,028      152,349
                                    ------------ ------------
                                         863,884      893,852
                                    ------------ ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 16.7%
    325,000    3.000%, 06/15/04 ....     326,747      329,175
    400,000    6.500%, 08/15/04 ....     410,232      418,422
    350,000    3.250%, 11/15/07 ....     358,559      355,806
    175,000    3.250%, 08/15/08 ....     176,202      176,326
     36,809    6.000%, 05/01/11 ....      36,500       38,538
    350,000    6.000%, 05/15/11 ....     376,233      396,091
    150,000    6.000%, 01/18/12 ....     148,473      156,853
    250,000    4.375%, 03/15/13 ....     247,901      251,284
     25,734    7.000%, 11/01/14 ....      25,987       27,391
                                    ------------ ------------
                                       2,106,834    2,149,886
                                    ------------ ------------
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 0.9%
     28,279   GNMA, Pool #427798,
               7.000%, 02/15/28 ....      28,763       30,137
     29,822   GNMA, Pool #780977,
               7.500%, 12/15/28 ....      29,303       31,957
     56,507   GNMA, Pool #580871,
               6.500%, 12/15/31 ....      56,743       59,401
                                    ------------ ------------
                                         114,809      121,495
                                    ------------ ------------
              TOTAL U.S. GOVERNMENT
               AGENCY OBLIGATIONS ..   3,085,527    3,165,233
                                    ------------ ------------
              U.S. GOVERNMENT OBLIGATIONS -- 33.5%
              U.S. TREASURY BILLS -- 2.3%
    300,000   U.S. Treasury Bills,
               0.920%++, 10/09/03 ..     299,940      299,940
                                    ------------ ------------

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD INTERMEDIATE BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
    PRINCIPAL
     AMOUNT                             COST        VALUE
    ---------                           ----        -----
              U.S. GOVERNMENT OBLIGATIONS (CONTINUED)
              U.S. TREASURY BONDS -- 13.4%
   $400,000    7.250%, 05/15/16 ....$    470,280 $    511,563
    250,000    7.125%, 02/15/23 ....     314,756      320,234
    350,000    6.250%, 08/15/23 ....     407,707      409,268
    415,000    6.125%, 11/15/27 ....     428,744      480,800
                                    ------------ ------------
                                       1,621,487    1,721,865
                                    ------------ ------------
              U.S. TREASURY NOTES -- 17.8%
    300,000    2.250%, 07/31/04 ....     301,866      303,059
    200,000    5.750%, 11/15/05 ....     214,978      217,656
    400,000    4.625%, 05/15/06 ....     422,589      429,422
    250,000    3.500%, 11/15/06 ....     260,079      261,299
    200,000    3.250%, 08/15/08 ....     198,062      204,234
    400,000    5.750%, 08/15/10 ....     446,539      458,078
    250,000    4.375%, 08/15/12 ....     255,601      260,752
    150,000    4.250%, 08/15/13 ....     146,793      153,815
                                    ------------ ------------
                                       2,246,507    2,288,315
                                    ------------ ------------
              TOTAL U.S. GOVERNMENT
               OBLIGATIONS .........   4,167,934    4,310,120
                                    ------------ ------------

     SHARES                             COST        VALUE
     ------                             ----        -----
              WARRANTS -- 0.0%
              ENERGY AND UTILITIES -- 0.0%
          8   Forman Petroleum Corp.,
               Series A,
               expire 01/14/07+ (a)  $         0 $          0
         25   Forman Petroleum Corp.,
               Series B,
               expire 01/14/07+ (a)            0            1
         25   Forman Petroleum Corp.,
               Series C,
               expire 01/14/07+ (a)            0            0
         25   Forman Petroleum Corp.,
               Series D,
               expire 01/14/07+ (a)            0            0
                                    ------------ ------------
                                               0            1
                                    ------------ ------------
              TOTAL WARRANTS .......           0            1
                                    ------------ ------------
              TOTAL INVESTMENTS --
                96.0% ..............$ 11,862,214   12,340,191
                                    ============
              OTHER ASSETS AND LIABILITIES
                (NET) -- 4.0% ...................     519,803
                                                 ------------
              NET ASSETS -- 100.0% ..............$ 12,859,994
                                                 ============

----------------
  (a) Securities fair valued under procedures established by the Board of Trustees.
    +  Non-income producing security.
   ++  Represents annualized yield at date of purchase.

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD SMALLCAP EQUITY FUND
PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
     SHARES                             COST        VALUE
     ------                             ----        -----
              COMMON STOCKS -- 98.7%
              BROADCASTING -- 3.4%
     12,000   4Kids Entertainment
               Inc.+ ...............$    270,721 $    253,200
     20,300   Radio One Inc.,
               Cl. D+ ..............     308,794      291,508
                                    ------------ ------------
                                         579,515      544,708
                                    ------------ ------------
              BUSINESS SERVICES -- 6.0%
     14,900   Digital Insight
               Corp.+ ..............     302,176      296,510
     16,400   Tetra Tech Inc.+ .....     283,687      326,524
      8,800   United Stationers
               Inc.+ ...............     337,984      331,584
                                    ------------ ------------
                                         923,847      954,618
                                    ------------ ------------
              COMPUTER SOFTWARE AND SERVICES -- 13.1%
      8,000   Anteon International
               Corp.+ ..............     195,348      244,800
      4,900   Avid Technology Inc.+      171,570      258,916
     10,000   Digital River Inc.+ ..     220,988      273,500
     10,900   Dot Hill Systems
               Corp.+ ..............     197,824      149,984
      5,900   Kronos Inc.+ .........     285,646      312,169
     27,300   Per-Se Technologies
               Inc.+ ...............     418,164     436,800
     21,200   SS&C Technologies
               Inc. ................     393,536      423,788
                                    ------------ ------------
                                       1,883,076    2,099,957
                                    ------------ ------------
              CONSUMER PRODUCTS -- 4.1%
      7,100   K-Swiss Inc. .........     220,298      255,529
      8,600   Polo Ralph Lauren Corp.    190,200      230,652
      3,100   Scotts Co., Cl. A+ ...     161,213      169,570
                                    ------------ ------------
                                         571,711      655,751
                                    ------------ ------------
              DIVERSIFIED INDUSTRIAL -- 7.4%
      4,300   Briggs & Stratton
               Corp. ...............     256,457      252,668
     13,800   Ceradyne Inc.+ .......     243,442      357,006
      5,600   ESCO Technologies Inc.+    263,427      253,512
     18,100   Griffon Corp.+ .......     337,774      325,076
                                    ------------ ------------
                                       1,101,100    1,188,262
                                    ------------ ------------
              ELECTRONICS -- 11.6%
      2,700   Cabot Microelectronics
               Corp.+ ..............     132,947      150,498
      9,200   Cubic Corp. ..........     177,490      231,104
     15,100   II-VI Inc.+ ..........     365,042      301,849
      6,100   International
               Rectifier Corp.+ ....     132,044      228,384
      9,100   Intersil Corp. .......     176,156      216,580
      7,800   Planar Systems Inc.+ .     185,635      167,310
     12,600   Trimble Navigation
               Ltd.+ ...............     287,724      291,690
     13,600   Zoran Corp.+ .........     254,160      265,200
                                    ------------ ------------
                                       1,711,198    1,852,615
                                    ------------ ------------
              ENERGY AND UTILITIES -- 5.9%
      9,200   Evergreen Resources
               Inc.+ ...............     247,035      248,400
      7,500   Houston Exploration
               Co.+ ................     234,572      263,250
     10,300   Quicksilver Resources
               Inc.+ ...............     234,837      251,629
     11,130   Southern Union Co.+ ..     176,522      189,210
                                    ------------ ------------
                                         892,966      952,489
                                    ------------ ------------
              FINANCIAL SERVICES -- 1.5%
     15,900   First Niagara Financial
               Group Inc. ..........     202,835      240,090
                                    ------------ ------------
              FOOD AND BEVERAGE -- 3.6%
      6,800   CBRL Group Inc. ......     220,841      241,264
     13,300   Rare Hospitality
               International Inc.+ .     277,106      331,303
                                    ------------ ------------
                                         497,947      572,567
                                    ------------ ------------

     SHARES                             COST        VALUE
     ------                             ----        -----
              HEALTH CARE -- 12.6%
      4,800   AmSurg Corp.+ ........$    157,368 $    158,352
      4,900   Inamed Corp.+ ........     276,274      359,905
      6,700   PacifiCare Health
               Systems Inc.+ .......     342,990      326,960
      6,300   ResMed Inc.+ .........     211,701      277,074
     11,500   Select Medical Corp.+      331,476      331,200
     14,300   Sola International
               Inc.+ ...............     257,873      228,800
     13,300   Sybron Dental
               Specialties Inc.+ ...     295,818      333,431
                                    ------------ ------------
                                       1,873,500    2,015,722
                                    ------------ ------------
              HEALTH CARE: PHARMACEUTICALS -- 8.4%
     12,500   Bradley Pharmaceuticals
               Inc.+ ...............     212,638      340,625
      8,400   Kos Pharmaceuticals
               Inc.+ ...............     231,035      288,960
     16,300   NBTY Inc.+ ...........     407,097      380,605
      5,900   Taro Pharmaceutical
               Industries Ltd.+ ....     310,712      332,524
                                    ------------ ------------
                                       1,161,482    1,342,714
                                    ------------ ------------
              REAL ESTATE INVESTMENT TRUSTS -- 2.6%
     10,200   Getty Realty Corp. ...     203,693      249,900
      4,600   Macerich Co. .........     153,140      173,650
                                    ------------ ------------
                                         356,833      423,550
                                    ------------ ------------
              RETAIL -- 10.9%
      9,200   Aeropostale Inc.+ ....     251,710      248,860
     20,200   First Cash Financial
               Services Inc.+ ......     428,256      404,606
     12,050   Hot Topic Inc.+ ......     186,530      271,607
     12,050   Pacific Sunwear of
               California Inc.+ ....     189,174      248,953
     11,100   The Sports
               Authority Inc.+ .....     265,704      349,206
      8,200   Tuesday Morning
               Corp.+ ..............     211,220      228,206
                                    ------------ ------------
                                       1,532,594    1,751,438
                                    ------------ ------------
              SPECIALTY CHEMICALS -- 1.6%
      6,800   Cytec Industries
               Inc.+ ...............     258,601      248,200
                                    ------------ ------------
              TELECOMMUNICATIONS -- 2.3%
      4,200   J2 Global Communications
               Inc.+ ...............     107,113      158,886
      6,500   UTStarcom Inc.+ ......     222,754      206,765
                                    ------------ ------------
                                         329,867      365,651
                                    ------------ ------------
              TRANSPORTATION -- 3.7%
      8,000   Forward Air Corp.+ ...     238,074      221,200
     24,100   SCS Transportation
               Inc.+ ...............     357,135      363,910
                                    ------------ ------------
                                         595,209      585,110
                                    ------------ ------------
              TOTAL COMMON STOCKS ..  14,472,281   15,793,442
                                    ------------ ------------
              TOTAL INVESTMENTS --
               98.7% ...............$ 14,472,281   15,793,442
                                    ============
              OTHER ASSETS AND LIABILITIES
               (NET) -- 1.3% ...................      215,526
                                                 ------------
              NET ASSETS -- 100.0% ............. $ 16,008,968
                                                 ============

-------------------
  + Non-income producing security.

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD REALTY FUND
PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
     SHARES                             COST        VALUE
     ------                             ----        -----
              COMMON STOCKS -- 92.6%
              APARTMENTS -- 15.0%
      5,200   Apartment Investment &
               Management Co.,
               Cl. A ...............$    211,126 $    204,672
     17,782   Archstone-Smith Trust      437,635      469,089
      3,000   Avalonbay Communities
               Inc. ................     137,908      140,400
      5,400   Camden Property Trust      190,114      207,522
     11,800   Equity Residential ...     297,833      345,504
      3,500   Home Properties of New
               York Inc. ...........     114,789      137,200
      4,700   Mid-America Apartment
               Communities Inc. ....     117,996      141,846
      6,900   Post Properties Inc. .     176,016      187,887
     14,300   United Dominion
               Realty Trust Inc. ...     215,643      261,833
                                    ------------ ------------
                                       1,899,060    2,095,953
                                    ------------ ------------
              COMMERCIAL OFFICE -- 1.4%
      6,300   Prentiss Properties
               Trust ...............     180,715      195,300
                                    ------------ ------------
              DIVERSIFIED PROPERTY -- 12.8%
     10,900   Catellus Development
               Corp.+ ..............     232,016      266,505
      3,600   Colonial Properties
               Trust ...............     113,522      129,708
     11,166   Duke Realty Corp. ....     281,779      326,047
      6,200   Getty Realty Corp. ...     120,279      151,900
      7,100   Lexington Corporate
               Properties Trust ....     115,888      136,036
      7,800   Liberty Property Trust     237,814      288,444
      4,100   Tejon Ranch Co.+ .....     124,544      136,530
      7,100   Vornado Realty Trust .     290,434      341,084
                                    ------------ ------------
                                       1,516,276    1,776,254
                                    ------------ ------------
              FINANCIAL SERVICES -- 2.2%
      8,600   American Financial
               Realty Trust ........     107,500      121,260
      7,400   Thornburg Mortgage Inc.    197,859      187,442
                                    ------------ ------------
                                         305,359      308,702
                                    ------------ ------------
              HEALTH CARE -- 3.4%
      7,400   Health Care Property
               Investors Inc. ......     281,860      345,580
      4,600   Universal Health Realty
               Income Trust ........     119,196      124,890
                                    ------------ ------------
                                         401,056      470,470
                                    ------------ ------------
              HOTELS -- 2.7%
      3,300   Hospitality Properties
               Trust ...............      95,828      115,764
      7,400   Starwood Hotels & Resorts
               Worldwide Inc. ......     181,779      257,520
                                    ------------ ------------
                                         277,607      373,284
                                    ------------ ------------
              INDUSTRIAL PROPERTY -- 7.5%
      6,600   AMB Property Corp. ...     182,938      203,346
      4,200   CenterPoint Properties
               Trust ...............     239,780      286,062
     18,200   ProLogis .............     435,330      550,550
                                    ------------ ------------
                                         858,048    1,039,958
                                    ------------ ------------
              MANUFACTURED HOMES -- 1.7%
      6,000   Manufactured Home
               Communities Inc. ....     182,154      235,080
                                    ------------ ------------

     SHARES                             COST        VALUE
     ------                             ----        -----
              OFFICE PROPERTY -- 15.1%
      5,700   Alexandria Real Estate
               Equities Inc. .......$    237,249 $    273,771
      4,700   Arden Realty Inc. ....     115,048      131,224
      7,000   Boston Properties
               Inc. ................     271,997      304,290
      5,300   Brandywine Realty
               Trust ...............     115,781      136,157
      6,800   CarrAmerica Realty
               Corp. ...............     197,355      202,980
      7,300   Corporate Office
               Properties Trust ....     102,799      135,123
      6,800   Cousins Properties
               Inc. ................     170,374      188,700
      3,800   Crescent Real Estate
               Equities Co. ........      64,459       55,100
     12,584   Equity Office
               Properties Trust ....     333,086      346,438
      5,500   Highwoods Properties
               Inc. ................     125,974      131,230
      5,200   Mack-Cali
               Realty Corp. ........     161,467      203,840
                                    ------------ ------------
                                       1,895,589    2,108,853
                                    ------------ ------------
              PAPER AND FOREST PRODUCTS -- 3.8%
     12,800   Plum Creek Timber
               Co. Inc. ............     290,151      325,632
      5,100   Rayonier Inc. ........     200,059      207,060
                                    ------------ ------------
                                         490,210      532,692
                                    ------------ ------------
              PUBLIC STORAGE -- 3.4%
      5,200   Public Storage Inc. ..     181,822      203,996
      3,900   Shurgard Storage Centers
               Inc., Cl. A .........     126,750      137,670
      4,100   Sovran Self
               Storage Inc. ........     115,724      135,915
                                    ------------ ------------
                                         424,296      477,581
                                    ------------ ------------
              SHOPPING CENTERS -- 23.6%
      2,900   CBL & Associates
               Properties Inc. .....     105,112      144,710
      4,500   Chelsea Property
               Group Inc. ..........     154,856      215,550
      8,881   Developers Diversified
               Realty Corp. ........     205,515      265,275
      4,000   General Growth
               Properties Inc. .....     172,922      286,800
      8,150   Kimco Realty Corp. ...     264,233      333,906
      3,700   Macerich Co. .........     109,638      139,675
      3,900   Mills Corp. ..........     114,459      153,465
      4,900   Pan Pacific Retail
               Properties Inc. .....     142,052      210,700
      7,900   Ramco-Gershenson
               Properties Trust ....     148,241      201,055
      9,000   Regency Centers Corp.      253,488      331,650
     12,700   Simon Property
               Group Inc. ..........     414,891      553,466
      5,800   Taubman Centers Inc. .      85,261      113,680
      7,550   Weingarten Realty
               Investors ...........     256,961      339,750
                                    ------------ ------------
                                       2,427,629    3,289,682
                                    ------------ ------------
              TOTAL COMMON STOCKS ..  10,857,999   12,903,809
                                    ------------ ------------
              TOTAL INVESTMENTS --
               92.6% ...............$ 10,857,999   12,903,809
                                    ============
              OTHER ASSETS AND
               LIABILITIES (NET) -- 7.4% ........   1,035,436
                                                 ------------
              NET ASSETS -- 100.0% ..............$ 13,939,245
                                                 ============

-----------------
  + Non-income producing security.

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD MIGHTY MITES(SM) FUND
PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
     SHARES                             COST        VALUE
     ------                             ----        -----
              COMMON STOCKS -- 64.7%
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 2.3%
     23,000   Midas Inc.+ ..........$    223,273 $    302,680
     50,000   Scheib (Earl) Inc.+ ..     248,140      135,500
     10,000   Standard Motor
               Products Inc. .......     133,843      101,000
    159,000   TransPro Inc.+ .......     730,359      651,900
                                    ------------ ------------
                                       1,335,615    1,191,080
                                    ------------ ------------
              AVIATION: PARTS AND SERVICES -- 1.0%
      5,000   Aviall Inc.+ .........      50,845       61,900
      1,000   Curtiss-Wright Corp.,
               Cl. B ...............      43,050       71,600
     45,800   Fairchild Corp.,
               Cl. A+ ..............     218,599      226,710
     12,000   Kaman Corp., Cl. A ...     155,265      155,520
                                    ------------ ------------
                                         467,759      515,730
                                    ------------ ------------
              BROADCASTING -- 5.7%
     60,000   Acme Communications
               Inc.+ ...............     364,898      453,000
     32,500   Beasley Broadcast Group Inc.,
               Cl. A+ ..............     339,866      449,150
     36,000   Crown Media Holdings Inc.,
               Cl. A+ ..............     201,517      294,480
     20,000   Granite Broadcasting
               Corp.+ ..............      76,113       51,000
     34,500   Gray Television Inc. .     368,821      402,960
      2,000   Gray Television Inc.,
               Cl.  A ..............      32,100       23,200
     90,000   Paxson Communications
               Corp.+ ..............     352,036      446,400
     12,000   Salem Communications Corp.,
               Cl. A+ ..............     239,404      232,680
     30,000   Young Broadcasting
               Inc., Cl. A+ ........     288,879      587,700
                                    ------------ ------------
                                       2,263,634    2,940,570
                                    ------------ ------------
              BUILDING AND CONSTRUCTION -- 1.5%
     50,000   Eagle Supply
               Group Inc.+ .........      92,168      120,000
     10,907   Homasote Co.+ ........      85,994       87,801
      5,000   Huttig Building
               Products Inc.+ ......      17,126       13,550
      5,000   Modtech Holdings
               Inc.+ ...............      36,150       39,700
      2,400   Monarch Cement Co. ...      43,256       44,160
     15,300   Skyline Corp. ........     494,275      489,906
                                    ------------ ------------
                                         768,969      795,117
                                    ------------ ------------
              BUSINESS SERVICES -- 2.7%
     28,000   ANC Rental Corp.+ ....         840           28
     61,100   Edgewater
               Technology Inc.+ ....     214,636      317,720
      4,000   GP Strategies Corp.+ .      15,450       28,840
     20,000   Information
               Resources Inc.+ .....      78,500       92,000
    100,000   Interep National
               Radio Sales Inc.,
               Cl. A+ ..............     392,708      245,000
     60,000   Key3Media Group Inc.+          780           78
     49,000   Nashua Corp.+ ........     357,020      389,550
        804   National Stock
               Yards Co.+ ..........      80,700      125,022
     10,000   PubliCard Inc.+ ......      14,435          450
      4,000   Roto-Rooter Inc. .....     144,027      142,200
      1,000   StarTek Inc. .........      17,895       32,000
                                    ------------ ------------
                                       1,316,991    1,372,888
                                    ------------ ------------

     SHARES                             COST        VALUE
     ------                             ----        -----
              CABLE -- 0.1%
     90,000   Adelphia Communications Corp.,
               Cl. A+ ..............$     15,750 $     28,350
      1,000   Outdoor Channel
               Holdings Inc.+ ......      24,825       28,000
                                    ------------ ------------
                                          40,575       56,350
                                    ------------ ------------
              COMMUNICATIONS EQUIPMENT -- 0.1%
      3,000   Andrew Corp.+ ........      10,240       36,870
                                    ------------ ------------
              COMPUTER SOFTWARE AND SERVICES -- 3.7%
     23,881   Gemplus International
               SA+ .................      10,945       41,160
      3,000   iVillage Inc.+ .......       2,520        6,660
    850,000   StorageNetworks Inc.+    1,227,361    1,394,000
     65,600   Tyler Technologies
               Inc.+ ...............     257,182      464,448
                                    ------------ ------------
                                       1,498,008    1,906,268
                                    ------------ ------------
              CONSUMER PRODUCTS -- 4.6%
      6,000   American Locker
               Group Inc.+ .........      75,694       72,186
     12,000   Del Laboratories
               Inc.+ ...............     236,963      339,000
     17,000   Ducati Motor
               Holding SpA+ ........     258,245      278,800
      6,910   Levcor International
               Inc.+ ...............      25,442       19,002
      3,000   Marine Products Corp.        6,913       44,160
     35,000   Marzotto SpA .........     275,627      284,500
      7,500   National Presto
               Industries Inc. .....     223,938      257,550
     41,530   Syratech Corp.+(a) ...      10,383       33,224
     23,100   Water Pik
               Technologies Inc.+ ..     196,444      231,000
    275,000   Weider Nutrition
               International Inc.+ .     510,899      825,000
                                    ------------ ------------
                                       1,820,548    2,384,422
                                    ------------ ------------
              CONSUMER SERVICES -- 0.0%
      4,500   Collectors
               Universe Inc.+ ......      15,809       16,425
                                    ------------ ------------
              DIVERSIFIED INDUSTRIAL -- 3.5%
      7,000   Ampco-Pittsburgh
               Corp. ...............      84,475       83,930
    250,000   GenTek Inc.+ .........       2,350        1,125
     97,400   Harbor Global Co.
               Ltd. ................     467,143      869,295
     40,000   Katy Industries Inc.+      170,099      208,000
     35,000   Lamson & Sessions Co.+     154,961      193,200
      2,000   Lindsay Manufacturing
               Co. .................      39,765       40,200
     35,000   Pinguely-Haulotte ....     187,156      191,569
      7,750   RWC Inc.+ ............     235,725       85,250
     16,000   Tech/Ops Sevcon Inc. .      84,075       95,200
      6,666   WHX Corp.+ ...........      31,489       15,398
                                    ------------ ------------
                                       1,457,238    1,783,167
                                    ------------ ------------
              EDUCATIONAL SERVICES -- 0.3%
      6,000   Concorde Career
               Colleges Inc.+ ......     125,320      140,100
     10,000   ProsoftTraining.com+ .      22,440        4,310
                                    ------------ ------------
                                         147,760      144,410
                                    ------------ ------------
              ELECTRONICS -- 1.4%
     21,000   CTS Corp. ............     154,068      258,510
      2,000   Fargo Electronics+ ...      11,283       25,200
      4,000   George Risk
               Industries Inc.+ ....      10,660       15,800

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD MIGHTY MITES(SM) FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
     SHARES                             COST        VALUE
     ------                             ----        -----
              COMMON STOCKS (CONTINUED)
              ELECTRONICS (CONTINUED)
      5,600   Lab-Volt
               Systems Inc.+ .......$     31,800 $     45,920
      7,000   Lowrance Electronics
               Inc.+ ...............      22,871       81,130
     15,000   Zoran Corp.+ .........     126,729      292,500
                                    ------------ ------------
                                         357,411      719,060
                                    ------------ ------------
              ENERGY AND UTILITIES: ELECTRIC -- 2.5%
     10,000   El Paso Electric Co.+       83,914      115,500
     24,600   Green Mountain
               Power Corp. .........     517,311      554,730
     10,000   Maine & Maritimes
               Corp. ...............     221,400      360,000
     10,200   Unitil Corp. .........     263,685      255,714
                                    ------------ ------------
                                       1,086,310    1,285,944
                                    ------------ ------------
              ENERGY AND UTILITIES: INTEGRATED -- 1.3%
     31,776   Aquila Inc.+ .........     156,751     107,403
     20,000   Florida Public
               Utilities Co. .......     255,671      307,800
      8,000   MGE Energy Inc. ......     216,657      242,080
     95,200   Progress Energy
               Inc., CVO+ ..........      10,472       18,088
                                    ------------ ------------
                                         639,551      675,371
                                    ------------ ------------
              ENERGY AND UTILITIES: NATURAL GAS -- 4.4%
      3,900   Cascade Natural
               Gas Corp. ...........      80,530       76,440
     15,000   Chesapeake Utilities
               Corp. ...............     284,689      343,800
     12,347   Corning Natural
               Gas Corp. ...........     226,292      185,205
     16,700   Delta Natural
               Gas Co. Inc. ........     339,592      384,267
     24,000   NUI Corp. ............     450,906      358,800
     31,200   Petrocorp Inc.+ ......     293,631      419,952
      9,500   RGC Resources Inc. ...     188,011      217,312
      8,000   South Jersey
               Industries Inc. .....     231,269      302,800
                                    ------------ ------------
                                       2,094,920    2,288,576
                                    ------------ ------------
              ENERGY AND UTILITIES: SERVICES -- 0.1%
      2,500   Petroleum Geo-Services
               ASA, ADR+ ...........      15,320        2,600
      5,000   RPC Inc. .............      25,212       50,000
                                    ------------ ------------
                                          40,532       52,600
                                    ------------ ------------
              ENERGY AND UTILITIES: WATER -- 1.7%
     10,950   Artesian Resources Corp.,
               Cl. A ...............     176,619      276,487
      1,500   BIW Ltd. .............      27,265       26,775
      2,760   California Water
               Service Group .......      61,330       71,236
      1,000   Consolidated
               Water Co. Ltd. ......       7,500       17,750
     11,000   Middlesex Water Co. ..     251,396      269,610
      2,400   SJW Corp. ............     164,227      202,800
        300   Torrington Water Co. .      12,375       38,738
                                    ------------ ------------
                                         700,712      903,396
                                    ------------ ------------
              ENTERTAINMENT -- 2.4%
      1,000   Brass Eagle Inc.+ ....       8,079        8,360
     10,500   Canterbury Park
               Holding Corp. .......      95,240      156,975
     15,000   Dover Motorsports
               Inc. ................      63,411       56,400
     12,500   Fisher Communications
               Inc.+ ...............     568,502      589,375
     41,000   Fox Kids Europe NV+ ..     327,667      248,282

     SHARES                             COST        VALUE
     ------                             ----        -----
     45,000   GC Companies Inc.+ ...$     67,956 $     14,850
     30,500   Integrity Media Inc.+      190,557      111,325
      4,000   LodgeNet Entertainment
               Corp.+ ..............      44,021       62,000
                                    ------------ ------------
                                       1,365,433    1,247,567
                                    ------------ ------------
              ENVIRONMENTAL SERVICES -- 0.4%
     16,500   Strategic
               Diagnostics Inc.+ ...      86,027       68,475
     25,000   Trojan Technologies
               Inc.+ ...............     144,102      148,948
                                    ------------ ------------
                                         230,129      217,423
                                    ------------ ------------
              EQUIPMENT AND SUPPLIES -- 3.3%
     63,000   Baldwin Technology Co. Inc.,
               Cl. A+ ..............      55,522       45,990
     15,000   Capstone Turbine Corp.+     27,450       28,350
     91,000   Core Molding
               Technologies Inc.+ ..     204,485      274,820
      5,000   Eastern Co. ..........      83,939       73,300
      5,900   Fedders Corp. ........      26,834       34,220
     10,000   Gerber Scientific
               Inc.+ ...............      33,933       71,000
      8,500   Gildemeister AG ......      80,468       56,027
     72,400   Maezawa Kyuso Industries
               Co., LTD. ...........     388,915      436,156
      6,700   Mine Safety
               Appliances Co. ......     250,177      365,954
      9,500   O. I. Corporation+ ...      59,329       54,625
     13,700   Raytech Corp.+ .......      45,070       48,087
     24,500   SL Industries Inc.+ ..     215,647      195,755
      1,000   SRS Labs Inc.+ .......       5,500        5,440
      1,100   Watts Industries Inc.,
               Cl. A ...............      16,825       19,382
                                    ------------ ------------
                                       1,494,094    1,709,106
                                    ------------ ------------
              FINANCIAL SERVICES -- 7.4%
      7,200   Berkshire Bancorp
               Inc. ................     219,559      315,000
     15,900   BKF Capital
               Group Inc.+ .........     375,063      383,985
      1,000   Commerzbank AG, ADR ..      14,170       14,440
     11,000   Crazy Woman Creek
               Bancorp Inc. ........     143,391      168,410
      1,400   Danielson Holding
               Corp.+ ..............       7,050        1,918
      5,500   Fidelity Southern
               Corp. ...............      44,340       74,470
     25,000   Flushing Financial
               Corp. ...............     558,094      521,000
         10   Guaranty Corp.,
               Cl. A+ ..............     137,500      155,000
     14,133   Hanmi Financial
               Corporation .........     200,078      281,812
    420,000   J Net Enterprises
               Inc.+ ...............     462,378      512,400
      6,390   Parish National Bank
               of Bogalusa+ ........     234,128      315,666
     22,200   Resource Bankshares
               Corp. ...............     269,039      646,908
        800   Sunwest Bank+ ........      51,200       68,960
        500   TIB Financial Corp. ..       7,780        9,145
     15,000   Vail Banks Inc. ......     150,095      220,215
      4,850   Wilshire State Bank+ .      81,000      112,520
                                    ------------ ------------
                                       2,954,865    3,801,849
                                    ------------ ------------
              FOOD AND BEVERAGE -- 1.2%
     15,000   Boston Beer Co. Inc.,
               Cl. A+ ..............     174,012      238,800
      4,000   Genesee Corp., Cl. A .      19,980       21,000
     30,100   Genesee Corp., Cl. B .      81,364      140,416
      4,000   J & J Snack
               Foods Corp.+ ........     111,849      139,200

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD MIGHTY MITES(SM) FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
     SHARES                             COST        VALUE
     ------                             ----        -----
              COMMON STOCKS (CONTINUED)
              FOOD AND BEVERAGE (CONTINUED)
      2,000   Lifeway Foods Inc.+ ..$     29,126 $     27,496
      5,000   Poore Brothers Inc.+ .      12,688       24,000
      2,300   Todhunter
               International Inc.+ .      23,658       23,518
                                    ------------ ------------
                                         452,677      614,430
                                    ------------ ------------
              HEALTH CARE -- 5.0%
      6,200   Arkopharma ...........     267,039      288,087
     16,000   Boiron SA ............     257,514      328,869
      6,000   Bruker BioSciences
               Corp.+ ..............      21,990       26,400
     20,000   Del Global
               Technologies Corp.+ .      47,776       37,400
     13,000   Exactech Inc.+ .......     198,380      212,550
     22,000   Interpore
               International Inc.+ .     157,170      337,920
      2,000   Lifecore Biomedical
               Inc.+ ...............       6,186       13,320
     17,700   Neogen Corp.+ ........     243,486      336,300
      2,500   NMT Medical Inc.+ ....       7,858       10,925
      6,000   NWH Inc. .............     112,690      116,220
        500   OraLabs Holding
               Corp.+ ..............         625          495
      5,000   Orthofix
               International NV+ ...     137,424      183,000
     15,000   Schick Technologies
               Inc.+ ...............     122,310      122,250
     62,000   VitalWorks Inc.+ .....     313,621      325,500
      6,000   Women First
               HealthCare Inc.+ ....       4,875        8,100
      8,100   Young Innovations
               Inc. ................     218,297      259,281
                                    ------------ ------------
                                       2,117,241    2,606,617
                                    ------------ ------------
              HOTELS AND GAMING -- 0.6%
      9,000   Boca Resorts Inc.,
               Cl. A+ ..............     120,840      116,640
     12,000   Dover Downs Gaming &
               Entertainment Inc. ..     113,503       98,640
         29   Fair Grounds Corp.+ ..     177,460       87,363
                                    ------------ ------------
                                         411,803      302,643
                                    ------------ ------------
              METALS AND MINING -- 0.0%
    615,000   Royal Oak Mines Inc.+        2,314        3,998
                                    ------------ ------------
              PAPER AND FOREST PRODUCTS -- 0.3%
     16,300   Packaging Dynamics
               Corp.+ ..............     120,625      140,359
                                    ------------ ------------
              PUBLISHING -- 2.3%
     85,000   PRIMEDIA Inc.+ .......     145,515      242,250
     68,800   Thomas Nelson Inc. ...     635,175      950,128
                                    ------------ ------------
                                         780,690    1,192,378
                                    ------------ ------------
              REAL ESTATE -- 0.9%
      2,508   Biloxi Marsh
               Lands Corp. .........      20,623       82,764
     19,017   Calcasieu Real Estate &
               Oil Co. Inc.+ .......     110,844      109,348
        500   Consolidated-Tomoka
               Land Co. ............      10,520       14,505
      6,000   Griffin Land &
               Nurseries Inc.+ .....      68,398       80,760
      7,800   Gyrodyne Company of
               America Inc.+ .......     126,990      167,700
      2,508   Royalty Ll+ ..........           0            0
                                    ------------ ------------
                                         337,375      455,077
                                    ------------ ------------

     SHARES                             COST        VALUE
     ------                             ----        -----
              RETAIL -- 0.1%
      4,000   CoolBrands
               International Inc.+ .$      5,397 $     47,219
                                    ------------ ------------
              SPECIALTY CHEMICALS -- 1.0%
     12,080   General Chemical
               Group Inc.+ .........      36,896        4,047
      1,000   KMG Chemicals, Inc. ..       3,270        2,770
     35,000   Material Sciences
               Corp.+ ..............     370,983      357,700
     45,200   Omnova Solutions
               Inc.+ ...............     248,780      158,652
                                    ------------ ------------
                                         659,929      523,169
                                    ------------ ------------
              TELECOMMUNICATIONS -- 2.4%
     32,540   ATX Communications
               Inc.+ ...............      68,495        9,437
      8,260   Community Service
               Communications
               Inc.+ ...............      94,240      135,877
     27,896   D&E Communications
               Inc. ................     318,101      395,565
         80   Horizon Telecom Inc.+        9,250        8,700
        339   Horizon Telecom Inc.,
               Cl. B+ (a) ..........      39,073       36,866
      2,000   Lexcom Inc., Cl. B+ ..     106,355      113,500
      6,876   New Ulm Telecom Inc. .      70,690       64,806
      9,153   NTL Europe Inc.+ .....         687          275
        542   NTL Inc.+ ............      11,344       25,539
      3,300   Shenandoah
               Telecommunications
               Co. .................     101,736      127,215
     10,000   Stratos Lightwave
               Inc.+ ...............      38,124       52,300
      1,000   SureWest
               Communications ......      26,664       33,250
     50,000   Sycamore Networks
               Inc.+ ...............     164,231      245,000
                                    ------------ ------------
                                       1,048,990    1,248,330
                                    ------------ ------------
              TRANSPORTATION -- 0.3%
      6,000   Old Dominion Freight
               Line Inc.+ ..........      77,525      174,540
                                    ------------ ------------
              WIRELESS COMMUNICATIONS -- 0.2%
     20,000   Leap Wireless
               International Inc.+ .       7,200          560
     10,000   Rural Cellular Corp.,
               Cl. A+ ..............       8,700      100,000
                                    ------------ ------------
                                          15,900      100,560
                                    ------------ ------------
              TOTAL COMMON
               STOCKS ..............  28,137,569   33,453,509
                                    ------------ ------------

              PREFERRED STOCKS -- 1.3%
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.6%
     22,000   Jungheinerich AG Pfd.      178,557      314,871
                                    ------------ ------------
              BROADCASTING -- 0.7%
        532   Granite Broadcasting Corp.,
               12.750% Pfd. ........     224,996      372,400
                                    ------------ ------------
              DIVERSIFIED INDUSTRIAL -- 0.0%
      2,000   WHX Corp.,
               $3.75 Cv. Pfd.,
               Ser. B+ .............      11,900       10,000
                                    ------------ ------------
              TOTAL PREFERRED
               STOCKS ..............     415,453      697,271
                                    ------------ ------------

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD MIGHTY MITES(SM) FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
     SHARES                             COST        VALUE
     ------                             ----        -----
              CONVERTIBLE PREFERRED STOCKS -- 1.3%
              BUSINESS SERVICES -- 1.2%
      6,236   Interep National Radio Sales Inc.,
               4.000% Cv. Pfd.,
               Ser. A+(a)(b) .......$    624,000 $    636,072
                                    ------------ ------------
              DIVERSIFIED INDUSTRIAL -- 0.1%
      5,000   WHX Corp.,
               6.500% Cv. Pfd.,
               Ser. A+ .............      31,140       25,000
                                    ------------ ------------
              TOTAL CONVERTIBLE
               PREFERRED STOCKS ....     655,140      661,072
                                    ------------ ------------

              WARRANTS -- 0.0%
              BUILDING AND CONSTRUCTION -- 0.0%
        400   Eagle Supply Group Inc.,
               expire 03/15/04+ ....         450          112
                                    ------------ ------------
              BUSINESS SERVICES -- 0.0%
      1,666   Avalon Digital Marketing
               Systems Inc., Warrants
                expire 11/11/11+ (a)           0            0
     37,500   Interep National
               Radio Sales Inc.+ (a)           0            0
                                    ------------ ------------
                                               0            0
                                    ------------ ------------
              TELECOMMUNICATIONS -- 0.0%
      2,000   Microcell Telecommunications Inc.,
               Warrants Expire
               05/01/05+ ...........       1,000        2,342
      3,333   Microcell Telecommunications Inc.,
               Warrants Expire
               05/01/08+ ...........       2,766        5,755
         78   Motient Corp.
               Warrants Expire
               05/01/04+ ...........          24           15
                                    ------------ ------------
                                           3,790        8,112
                                    ------------ ------------
              TOTAL WARRANTS .......       4,240        8,224
                                    ------------ ------------

  PRINCIPAL
    AMOUNT                               COST        VALUE
  ---------                              ----        -----
              U.S. GOVERNMENT OBLIGATIONS -- 33.6%
              U.S. TREASURY BILLS -- 33.6%
$17,395,000   U.S. Treasury Bills,
               0.857% to 1.101%++,
               10/02/03 to
               12/18/03 ............$ 17,370,548 $ 17,372,023
                                    ------------ ------------
              TOTAL U.S. GOVERNMENT
               OBLIGATIONS .........  17,370,548   17,372,023
                                    ------------ ------------
              TOTAL INVESTMENTS --
               100.9% ..............$ 46,582,950   52,192,099
                                    ============
              OTHER ASSETS AND LIABILITIES
               (NET) -- (0.9)% ..................    (459,659)
                                                 ------------
              NET ASSETS -- 100.0% ..............$ 51,732,440
                                                 ============

----------------
(a)   Security fair valued under procedures established by the Board of
      Trustees.
(b) This security is restricted as to resale, but is convertible into registered common stock, and has been fair valued under procedures established by the Board of Trustees since its purchase on May 3, 2002. A dividend was paid in kind on May 1, 2003 of 236 shares.
  +   Non-income producing security.
 ++   Represents annualized yield at date of purchase.
ADR - American Depository Receipt.

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD FUNDS
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                               EQUITY         BALANCED    INTERMEDIATE    SMALLCAP       REALTY           MIGHTY
                                                FUND            FUND       BOND FUND    EQUITY FUND       FUND        MITES(SM) FUND
                                            ------------   ------------   -----------   ------------   -----------    --------------
ASSETS:
   Investments, at value
      (Cost $216,126,865, $148,371,654,
      $11,862,214, $14,472,281, $10,857,999
      and $46,582,950, respectively) .......$224,499,623   $156,729,573   $12,340,191   $ 15,793,442   $12,903,809    $52,192,099
   Cash ....................................   1,241,842      1,146,919       393,808          2,003       967,505             --
   Dividends and interest receivable .......     295,921        727,707       139,557          5,204        61,362         29,263
   Receivable for Fund shares sold .........     229,441        523,902        15,322         44,437        25,148         26,942
   Receivable for investments sold .........          --             --            --        374,879            --         52,684
   Receivable from advisor .................          --             --        13,221         10,993         5,635             --
                                            ------------   ------------   -----------   ------------   -----------    -----------
   TOTAL ASSETS ............................ 226,266,827    159,128,101    12,902,099     16,230,958    13,963,459     52,300,988
                                            ------------   ------------   -----------   ------------   -----------    -----------
LIABILITIES:
   Dividends payable .......................          --             --         2,627             --            --             --
   Payable for Fund shares redeemed ........     137,925        486,191         8,199          1,154           472        394,357
   Payable for investments purchased .......     965,287        292,110            --        178,883            --         84,125
   Payable for investment advisory fees ....     187,794         98,896            --             --            --         23,105
   Payable for distribution fees ...........      47,778         34,569         2,778          3,666         2,839         11,200
   Payable to custodian ....................       1,245          1,485         1,992          7,035         2,219         19,480
   Other accrued expenses ..................     165,727         95,561        26,509         31,252        18,684         36,281
                                            ------------   ------------   -----------   ------------   -----------    -----------
   TOTAL LIABILITIES .......................   1,505,756      1,008,812        42,105        221,990        24,214        568,548
                                            ------------   ------------   -----------   ------------   -----------    -----------
   NET ASSETS ..............................$224,761,071   $158,119,289   $12,859,994   $ 16,008,968   $13,939,245    $51,732,440
                                            ============   ============   ===========   ============   ===========    ===========
NET ASSETS CONSIST OF:
   Share of beneficial interest,
      at par value .........................$     11,003   $      2,804   $       533   $        433   $       913    $     2,745
   Additional paid-in capital .............. 257,207,192    158,678,703    12,385,654     28,780,092    12,147,213     45,726,761
   Accumulated (distributions
      in excess of)
      net investment income ................   1,744,460            --           (581)            --            --           (110)
   Accumulated net realized
      gain (loss)
      on investments ....................... (42,574,342)    (8,920,137)       (3,589)   (14,092,718)     (254,691)       393,341
   Net unrealized appreciation
      on investments .......................   8,372,758      8,357,919       477,977      1,321,161     2,045,810      5,609,703
                                            ------------   ------------   -----------   ------------   -----------    -----------
   TOTAL NET ASSETS ........................$224,761,071   $158,119,289   $12,859,994   $ 16,008,968   $13,939,245    $51,732,440
                                            ============   ============   ===========   ============   ===========    ===========
SHARES OF BENEFICIAL INTEREST:
   CLASS AAA:
   Shares of beneficial interest
      outstanding ($0.001 par value) .......  27,723,683     14,499,782     1,076,725      1,922,558     1,173,179      3,807,032
                                              ==========     ==========     =========      =========     =========      =========
   NET ASSET VALUE, offering
      and redemption
      price per share ......................       $7.99         $10.51        $11.31          $8.18        $11.87         $13.42
                                                   =====         ======        ======          =====        ======         ======
   CLASS A:
   Shares of beneficial interest
      outstanding ($0.001 par value) .......     366,884        483,635        12,218         13,640           864          2,438
                                                 =======        =======        ======         ======           ===          =====
   NET ASSET VALUE, offering
      and redemption
      price per share ......................       $7.97         $10.48        $11.31          $8.18        $12.00         $13.46
                                                   =====         ======        ======          =====        ======         ======
   Maximum sales charge ....................        4.00%          4.00%         4.00%          4.00%         4.00%          4.00%
                                                    ====           ====          ====           ====          ====           ====
   Maximum offering price per share
      (NAV/0.96, based on maximum
      sales charge of 4.00% of the
      offering price at
      September 30, 2003) ..................       $8.30         $10.92        $11.78          $8.52        $12.50         $14.02
                                                   =====         ======        ======          =====        ======         ======
   CLASS B:
   Shares of beneficial interest
      outstanding ($0.001 par value) .......       9,389         17,576        44,396          8,057           117         38,839
                                                   =====         ======        ======          =====           ===         ======
   NET ASSET VALUE, offering and redemption
      price per share ......................       $7.92(a)      $10.48(a)     $11.30(a)       $8.03(a)     $12.04(a)      $13.30(a)
                                                   =====         ======        ======          =====        ======         ======
   CLASS C:
   Shares of beneficial interest
      outstanding ($0.001 par value) .......      16,376         43,453         4,083         13,653           347          7,429
                                                  ======         ======         =====         ======           ===          =====
   NET ASSET VALUE and offering
      price per share ......................       $7.89(a)      $10.49(a)     $11.30(a)       $8.15(a)     $12.32(a)      $13.25(a)
                                                   =====         ======        ======          =====        ======         ======

--------------------
(a) Redemption price varies based on length of time held.

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD FUNDS
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                               EQUITY         BALANCED    INTERMEDIATE    SMALLCAP       REALTY           MIGHTY
                                                FUND            FUND       BOND FUND    EQUITY FUND       FUND        MITES(SM) FUND
                                            ------------   ------------   -----------   ------------   -----------    --------------
INVESTMENT INCOME:
   Dividends ...............................$  6,130,459    $ 2,815,904   $      --     $   76,298     $  590,310       $  325,272
   Interest ................................       5,391      2,428,712     544,053            534          2,820          164,255
                                            ------------    -----------   ---------     ----------     ----------       ----------
   TOTAL INVESTMENT INCOME .................   6,135,850      5,244,616     544,053         76,832        593,130          489,527
                                            ------------    -----------   ---------     ----------     ----------       ----------
EXPENSES:
   Investment advisory fees ................   2,304,676      1,190,968      88,243        162,251        114,033          378,993
   Distribution fees -- Class AAA ..........     569,486        382,967      35,224         40,268         28,465           94,187
   Distribution fees -- Class A ............      12,005         25,661         335            383             37               98
   Distribution fees -- Class B ............         507          1,371       4,035            361             92            1,410
   Distribution fees -- Class C ............       2,214          3,396       1,183             52              6              639
   Legal and audit fees ....................      68,594         53,885      23,199         25,591         16,178           25,864
   Custodian fees ..........................      30,149         41,902       9,605         31,573          9,234           22,182
   Shareholder services fees ...............     252,543        116,886      20,161         14,912         13,050           42,885
   Registration fees .......................      56,157         58,078      46,614         39,285         47,232           46,819
   Shareholder report expenses .............      59,029         32,093       1,980          4,252          1,224            5,823
   Organizational expenses .................          --             --          --             --             --            5,770
   Trustee fees ............................       8,969          5,635         551            557            318            1,341
   Miscellaneous expenses ..................      54,116         49,199       4,321          4,685          4,035            5,440
                                            ------------    -----------   ---------     ----------     ----------       ----------
   TOTAL EXPENSES ..........................   3,418,445      1,962,041     235,451        324,170        233,904          631,451
                                            ------------    -----------   ---------     ----------     ----------       ----------
   LESS:
      Expense reimbursements ...............          --             --     (75,762)       (75,562)       (56,347)         (61,411)
      Custodian fee credits ................     (25,109)       (41,812)     (8,609)        (4,730)        (6,414)            (105)
                                            ------------    -----------   ---------     ----------     ----------       ----------
      TOTAL REIMBURSEMENTS AND CREDITS .....     (25,109)       (41,812)    (84,371)       (80,292)       (62,761)         (61,516)
                                            ------------    -----------   ---------     ----------     ----------       ----------
      TOTAL NET EXPENSES ...................   3,393,336      1,920,229     151,080        243,878        171,143          569,935
                                            ------------    -----------   ---------     ----------     ----------       ----------
   NET INVESTMENT INCOME (LOSS) ............   2,742,514      3,324,387     392,973       (167,046)       421,987          (80,408)
                                            ------------    -----------   ---------     ----------     ----------       ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCY:
   Net realized gain (loss) on investments . (17,118,232)    (3,969,952)    353,776       (610,797)        45,727          658,859
   Net change in unrealized appreciation
      (depreciation) on investments and
      foreign currency translations ........  46,872,694     17,609,031    (389,189)     2,243,193      2,078,575        6,462,220
                                            ------------    -----------   ---------     ----------     ----------       ----------
   NET REALIZED AND UNREALIZED
      GAIN (LOSS) ON INVESTMENTS
      AND FOREIGN CURRENCY .................  29,754,462     13,639,079     (35,413)     1,632,396      2,124,302        7,121,079
                                            ------------    -----------   ---------     ----------     ----------       ----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .........................$ 32,496,976    $16,963,466   $ 357,560     $1,465,350     $2,546,289       $7,040,671
                                            ============    ===========   =========     ==========     ==========       ==========

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD FUNDS
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           EQUITY FUND                     BALANCED FUND
                                                           -----------                     -------------
                                                FOR THE YEAR ENDED SEPTEMBER 30,    FOR THE YEAR ENDED SEPTEMBER 30,
                                                -------------------------------     --------------------------------
                                                    2003              2002              2003              2002
                                                ------------      -------------      ------------      ------------
OPERATIONS:
   Net investment income ..................     $  2,742,514      $   2,365,572      $  3,324,387      $  3,757,320
   Net realized loss on investment
      transactions ........................      (17,118,232)       (20,399,167)       (3,969,952)       (2,930,183)
   Net change in unrealized
      appreciation (depreciation)
      on investments ......................       46,872,694        (25,480,301)       17,609,031        (9,724,124)
                                                ------------      -------------      ------------      ------------
   Net increase (decrease) in net assets
      resulting from operations ...........       32,496,976        (43,513,896)       16,963,466        (8,896,987)
                                                ------------      -------------      ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
      Class AAA ...........................       (2,602,620)        (1,622,258)       (3,238,083)       (3,627,329)
      Class A .............................          (15,571)            (6,951)          (95,033)         (127,602)
      Class B .............................             (278)               (88)           (2,167)           (1,458)
      Class C .............................           (2,736)                --            (5,249)             (890)
                                                ------------      -------------      ------------      ------------
                                                  (2,621,205)        (1,629,297)       (3,340,532)       (3,757,279)
                                                ------------      -------------      ------------      ------------
   Net realized gain on
     investment transactions
      Class AAA ...........................               --                 --                --           (14,844)
      Class A .............................               --                 --                --              (628)
      Class B .............................               --                 --                --                --
      Class C .............................               --                 --                --                (1)
                                                ------------      -------------      ------------      ------------
                                                          --                 --                --           (15,473)
                                                ------------      -------------      ------------      ------------
   Total distributions to shareholders ....       (2,621,205)        (1,629,297)       (3,340,532)       (3,772,752)
                                                ------------      -------------      ------------      ------------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
   Proceeds from shares issued
      Class AAA ...........................       46,407,699         89,564,032        38,772,298        43,867,479
      Class A .............................        1,345,854            388,034           935,819           700,362
      Class B .............................           51,042             93,096            92,381           229,297
      Class C .............................          863,444             38,238           706,432           388,035
                                                ------------      -------------      ------------      ------------
                                                  48,668,039         90,083,400        40,506,930        45,185,173
                                                ------------      -------------      ------------      ------------
   Proceeds from reinvestment
    of dividends
      Class AAA ...........................        2,264,442          1,467,945         3,005,116         3,390,910
      Class A .............................           14,299              6,481            78,353           102,741
      Class B .............................              278                 88             1,924             1,292
      Class C .............................            2,735                 --             2,797               663
                                                ------------      -------------      ------------      ------------
                                                   2,281,754          1,474,514         3,088,190         3,495,606
                                                ------------      -------------      ------------      ------------
   Cost of shares redeemed
      Class AAA ...........................      (87,748,936)       (80,914,475)      (53,401,600)      (38,302,798)
      Class A .............................         (594,797)          (328,729)       (2,168,311)       (1,094,222)
      Class B .............................          (33,717)           (58,808)          (31,726)         (101,002)
      Class C .............................         (777,960)            (4,210)         (570,280)         (100,000)
                                                ------------      -------------      ------------      ------------
                                                 (89,155,410)       (81,306,222)      (56,171,917)      (39,598,022)
                                                ------------      -------------      ------------      ------------
   Net increase (decrease) in
      net assets from
      shares of beneficial
      interest transactions ...............      (38,205,617)        10,251,692       (12,576,797)        9,082,757
                                                ------------      -------------      ------------      ------------
   Net increase (decrease)
      in net assets .......................       (8,329,846)       (34,891,501)        1,046,137        (3,586,982)
NET ASSETS:
   Beginning of period ....................      233,090,917        267,982,418       157,073,152       160,660,134
                                                ------------      -------------      ------------      ------------
   End of period ..........................     $224,761,071       $233,090,917      $158,119,289      $157,073,152
                                                ============      =============      ============      ============
   Undistributed net investment income ....     $  1,744,460       $  1,623,151                --      $      7,892
                                                ============      =============      ============      ============

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD FUNDS
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                     INTERMEDIATE BOND FUND            SMALLCAP EQUITY FUND
                                                     ----------------------            --------------------
                                                FOR THE YEAR ENDED SEPTEMBER 30,   FOR THE YEAR ENDED SEPTEMBER 30,
                                                -------------------------------    --------------------------------
                                                    2003              2002             2003              2002
                                                ------------      -------------     ------------      ------------
OPERATIONS:
   Net investment income (loss) .................$    392,973     $    400,829     $   (167,046)     $   (217,564)
   Net realized gain (loss) on
      investment transactions ...................     353,776           82,808         (610,797)       (4,127,857)
   Net change in unrealized appreciation
      (depreciation) on investments .............    (389,189)         481,747        2,243,193         1,237,352
                                                 ------------     ------------     ------------      ------------
   Net increase (decrease) in net assets
      resulting from operations .................     357,560          965,384        1,465,350        (3,108,069)
                                                 ------------     ------------     ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
      Class AAA .................................    (380,496)        (395,578)              --                --
      Class A ...................................      (2,488)          (2,234)              --                --
      Class B ...................................      (7,806)          (1,965)              --                --
      Class C ...................................      (2,198)          (1,052)              --                --
                                                 ------------     ------------     ------------      ------------
   Total distributions to shareholders ..........    (392,988)        (400,829)              --                --
                                                 ------------     ------------     ------------      ------------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
   Proceeds from shares issued
      Class AAA .................................  41,063,328       19,846,018       18,908,564        16,704,882
      Class A ...................................     170,010            3,178           33,727            72,096
      Class B ...................................     848,694          288,731           32,037             8,326
      Class C ...................................   1,308,262          138,031          115,731             1,174
                                                 ------------     ------------     ------------      ------------
                                                   43,390,294       20,275,958       19,090,059        16,786,478
                                                 ------------     ------------     ------------      ------------
   Proceeds from reinvestment of dividends
      Class AAA .................................     328,481          354,460               --                --
      Class A ...................................       2,255            2,162               --                --
      Class B ...................................       4,411            1,797               --                --
      Class C ...................................       1,852              941               --                --
                                                 ------------     ------------     ------------      ------------
                                                      336,999          359,360               --                --
                                                 ------------     ------------     ------------      ------------
   Cost of shares redeemed
      Class AAA ................................. (44,340,287)     (13,736,361)     (20,860,519)      (19,160,802)
      Class A ...................................     (93,540)         (44,762)              --                --
      Class B ...................................    (577,839)         (93,936)              --            (1,365)
      Class C ...................................  (1,311,766)         (89,343)              --            (1,061)
                                                 ------------     ------------     ------------      ------------
                                                  (46,323,432)     (13,964,402)     (20,860,519)      (19,163,228)
                                                 ------------     ------------     ------------      ------------
   Net increase (decrease) in
      net assets from shares
      of beneficial interest
      transactions ..............................  (2,596,139)       6,670,916       (1,770,460)       (2,376,750)
                                                 ------------     ------------     ------------      ------------
   Net increase (decrease) in net assets ........  (2,631,567)       7,235,471         (305,110)       (5,484,819)
NET ASSETS:
   Beginning of period ..........................  15,491,561        8,256,090       16,314,078        21,798,897
                                                 ------------     ------------     ------------      ------------
   End of period ................................$ 12,859,994     $ 15,491,561     $ 16,008,968      $ 16,314,078
                                                 ============     ============     ============      ============

                See accompanying notes to financial statements.

THE GABELLI WESTWOOD FUNDS
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                          REALTY FUND                  MIGHTY MITES(SM) FUND
                                                          -----------                  ---------------------
                                                FOR THE YEAR ENDED SEPTEMBER 30,  FOR THE YEAR ENDED SEPTEMBER 30,
                                                -------------------------------   --------------------------------
                                                    2003              2002            2003              2002
                                                ------------      -------------    ------------     ------------
OPERATIONS:
   Net investment income (loss) ..................$   421,987      $   266,666     $    (80,408)    $     71,970
   Net realized gain (loss) on
       investment transactions ...................     45,727          (27,106)         658,859          239,684
   Net change in unrealized appreciation
      (depreciation) on investments ..............  2,078,575         (237,735)       6,462,220         (379,983)
                                                  -----------      -----------     ------------     ------------
   Net increase (decrease) in net assets
      resulting from operations ..................  2,546,289            1,825        7,040,671          (68,329)
                                                  -----------      -----------     ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
      Class AAA ..................................   (423,817)        (283,561)         (86,465)        (166,142)
      Class A ....................................       (143)            (138)             (97)             --
      Class B ....................................       (405)            (184)             --               (14)
      Class C ....................................        (34)              (2)             --              (317)
                                                  -----------      -----------     ------------     ------------
                                                     (424,399)        (283,885)         (86,562)        (166,473)
                                                  -----------      -----------     ------------     ------------
   Net realized gain on
     investment transactions
      Class AAA ..................................         --               --         (118,037)              --
      Class A ....................................         --               --              (82)              --
      Class B ....................................         --               --              (17)              --
      Class C ....................................         --               --             (257)              --
                                                  -----------      -----------     ------------     ------------
                                                           --               --         (118,393)              --
                                                  -----------      -----------     ------------     ------------
   Total distributions to shareholders  ..........   (424,399)        (283,885)        (204,955)        (166,473)
                                                  -----------      -----------     ------------     ------------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
   Proceeds from shares issued
      Class AAA .................................. 11,175,605       13,236,562       40,071,725       41,806,432
      Class A ....................................    100,769           12,575           28,170              990
      Class B ....................................     35,053           11,501          546,036            4,430
      Class C ....................................     11,314           23,753           88,426          119,384
                                                  -----------      -----------     ------------     ------------
                                                   11,322,741       13,284,391       40,734,357       41,931,236
                                                  -----------      -----------     ------------     ------------
   Proceeds from reinvestment of dividends
      Class AAA ..................................    381,961          245,774          186,652          158,908
      Class A ....................................        140              136              178                0
      Class B ....................................        403              183               16               14
      Class C ....................................         31                2              256              317
                                                  -----------      -----------     ------------     ------------
                                                      382,535          246,095          187,102          159,239
                                                  -----------      -----------     ------------     ------------
   Cost of shares redeemed
      Class AAA .................................. (8,875,621)      (7,604,936)     (27,082,367)     (28,024,044)
      Class A ....................................    (96,437)         (12,701)             --           (56,837)
      Class B ....................................    (43,582)          (1,410)         (49,416)          (4,901)
      Class C ....................................     (7,289)         (23,239)         (60,346)         (76,445)
                                                  -----------      -----------     ------------     ------------
                                                   (9,022,929)      (7,642,286)     (27,192,129)     (28,162,227)
                                                  -----------      -----------     ------------     ------------
   Net increase in net assets from
      shares of beneficial
      interest transactions ......................  2,682,347        5,888,200       13,729,330       13,928,248
                                                  -----------      -----------     ------------     ------------
   Net increase in net assets ....................  4,804,237        5,606,140       20,565,046       13,693,446
NET ASSETS:
   Beginning of period ...........................  9,135,008        3,528,868       31,167,394       17,473,948
                                                  -----------      -----------     ------------     ------------
   End of period. ................................$13,939,245      $ 9,135,008     $ 51,732,440     $ 31,167,394
                                                  ===========      ===========     ============     ============
   Undistributed net investment income ...........$        --      $     2,205     $         --     $     20,415
                                                  ===========      ===========     ============     ============

                See accompanying notes to financial statements.

THE GABELLI WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION. The Gabelli Westwood Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company and currently consists of six active separate investment portfolios: Equity Fund, Balanced Fund, Intermediate Bond Fund, SmallCap Equity Fund, Realty Fund and Mighty Mites Fund (collectively, the "Funds"), each with four classes of shares known as the Class AAA Shares, Class A Shares, Class B Shares and Class C Shares. Each class of shares outstanding bears the same voting, dividend, liquidation and other rights and conditions, except that the expenses incurred in the distribution and marketing of such shares are different for each class.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange, quoted by the National Association of Securities Dealers Automated Quotations, Inc. ("Nasdaq") or traded in the U.S.
over-the-counter market for which market quotations are readily available are valued at the last quoted sale or closing price on that exchange or market as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees so determines, by such other method as the Board of Trustees shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser"). Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges. Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Short term debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees determine such does not reflect the securities fair value, in which case these securities will be valued at their fair value as determined by the Board of Trustees. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Options are valued at the last sale price on the exchange on which they are listed. If no sales of such options have taken place that day, they will be valued at the mean between their closing bid and asked prices.

ACCOUNTING FOR REAL ESTATE INVESTMENT TRUSTS. The Funds own shares of Real Estate Investment Trusts ("REITS") which report information on the source of their distributions annually. Distributions received from REITS during the year which are known to be a return of capital are recorded as a reduction to the cost of the individual REIT.

FOREIGN CURRENCY TRANSLATION. The books and records of the Trust are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included

THE GABELLI WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Trust and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends from net investment income are declared and paid annually for the Equity Fund, SmallCap Equity Fund and Mighty Mites Fund, and quarterly for the Balanced Fund and Realty Fund. The Intermediate Bond Fund declares dividends daily and pays those dividends monthly. Distributions of net realized gain on investments are normally declared and paid at least annually by each Fund. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds.

For the year ended September 30, 2003, the following reclassifications were made to increase (decrease) such accounts with offsetting adjustments to additional paid-in-capital. These reclassifications related primarily to distributions from Real Estate Investment Trusts, net operating losses and nondeductible organizational costs.

                                     ACCUMULATED UNDISTRIBUTED        ACCUMULATED REALIZED
                                   NET INVESTMENT INCOME (LOSS)   GAIN (LOSS) ON INVESTMENTS
                                   ----------------------------   --------------------------
       Equity Fund .......................         --                   $    (461)
       Balanced Fund .....................   $  8,253                          --
       Intermediate Bond Fund ............       (566)                        566
       SmallCap Equity Fund ..............    167,046                         532
       Realty Fund .......................        207                          --
       Mighty Mites Fund .................    146,445                    (140,675)

The tax character of distributions paid during the fiscal year ended September 30, 2003 were as follows:

                                                                   INTERMEDIATE    SMALLCAP                    MIGHTY
                                             EQUITY     BALANCED       BOND         EQUITY       REALTY       MITES(SM)
                                              FUND        FUND         FUND          FUND         FUND          FUND
                                             ------     --------   ------------    --------      ------       ---------
Distributions paid from:
Ordinary income
   (inclusive of short term
   capital gains) ....................... $2,621,205   $3,340,532    $392,988            --     $424,399       $101,542
Net long term capital gains .............         --           --          --            --           --        103,413
                                          ----------   ----------    --------      --------     --------       --------
Total distributions paid ................ $2,621,205   $3,340,532    $392,988            --     $424,399       $204,955
                                          ==========   ==========    ========      ========     ========       ========

THE GABELLI WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

PROVISION FOR INCOME TAXES. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute all of their taxable income for the fiscal year.

As  of  September  30,  2003,  the  components  of   distributable   accumulated
earnings/(losses) on a tax basis were as follows:

                                                                     INTERMEDIATE   SMALLCAP                     MIGHTY
                                            EQUITY        BALANCED       BOND        EQUITY         REALTY      MITES(SM)
                                             FUND           FUND         FUND         FUND           FUND         FUND
                                        ------------    -----------    --------   ------------    ----------   ----------
Undistributed ordinary income ..........$  1,744,460             --     $ 2,046             --            --   $  196,000
Currently distributable
  long-term capital gain ...............           --            --          --             --            --      246,373
Capital loss carryforward .............. (27,349,500)   $(4,979,695)         --   $(13,690,665)   $ (202,901)          --
Unrealized appreciation/(depreciation) .   6,822,662      7,607,561     460,773      1,286,561     1,994,021    5,560,670
                                        ------------    -----------    --------   ------------    ----------   ----------
Total accumulated income/(loss) ........$(18,782,378)   $ 2,627,866    $462,819   $(12,404,104)   $1,791,120   $6,003,043
                                        ============    ===========    ========   ============    ==========   ==========

The difference between book and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax basis deferral of losses on wash sales.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Expenses directly attributable to a Fund are charged to that Fund. Other expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund or on another reasonable basis. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are solely borne by the class incurring the expense.

CONCENTRATION RISK. The Realty Fund invests a substantial portion of its assets in REITS; therefore it may be more affected by economic developments in the real estate industry than would a general equity fund.

3. INVESTMENT ADVISORY AGREEMENTS. The Funds have entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Funds will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% for the Equity Fund, SmallCap Equity Fund, Realty Fund and Mighty Mites Fund, 0.75% for the Balanced Fund, and 0.60% for the Intermediate Bond Fund, of each Fund's average daily net assets. The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse expenses to the Intermediate Bond Fund, SmallCap Equity Fund, Realty Fund and Mighty Mites Fund in the event annual expenses of such Funds exceed certain prescribed limits. Such fee waiver/reimbursement arrangement will continue until at least September 30, 2004. For the year ended September 30, 2003, the Adviser was entitled to fees of $2,304,676, $162,251, $114,033, $378,993, $1,190,968 and
$88,243 for the Equity, SmallCap Equity, Realty, Mighty Mites, Balanced and Intermediate Bond Funds, respectively. For the year ended September 30, 2003, the Adviser waived fees or reimbursed expenses in the amounts of $75,562, $56,347, $61,411 and $75,762 for the SmallCap Equity, Realty, Mighty Mites and Intermediate Bond Funds, respectively.

The Intermediate Bond Fund, SmallCap Equity Fund, Realty Fund and Mighty Mites Fund are obliged to repay the Adviser for a period of two fiscal years following the fiscal year in which the Adviser reimbursed the Fund only to the extent that the operating expenses of the Fund fall below the applicable expense limitation for Class AAA of 1.00%, 1.50%, 1.50% and 1.50%, respectively and for Class A of 1.10%, 1.75%, 1.75% and 1.75%, respectively, and for Class B and C of 1.75%, 2.25%, 2.25% and 2.25%, respectively of average daily net assets, the annual limitation under the plan. As of September 30, 2003 the cumulative unreimbursed amounts which may be recovered by the Adviser within the next two fiscal years are $139,437, $121,580, $117,935 and $137,700 for the Intermediate Bond,
SmallCap Equity, Realty and Mighty Mites Funds, respectively.

THE GABELLI WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

The Funds, with the exception of the Mighty Mites Fund, have also entered into a sub-advisory agreement with Westwood Management Corp. (the "Sub-Adviser") whereby the Adviser pays the Sub-Adviser the greater of $150,000 per year on an aggregate basis for the Funds or a fee of 35% of net revenues to the Adviser from the Funds. For the year ended September 30, 2003, the Adviser paid to the Sub-Adviser fees of $682,634, $48,058, $33,776, $470,345 and $43,562 for the
Equity, SmallCap Equity, Realty, Balanced and Intermediate Bond Funds, respectively.

4. DISTRIBUTION PLANS. The Funds have adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Funds. The Class AAA Share Plan authorizes payment by the Funds to Gabelli & Company in connection with the distribution of its Class AAA shares at an annual rate of 0.25% of the average daily net assets of those Funds each fiscal year. Such payments are accrued daily and paid monthly.

Under the Class A Share Plan, payments are authorized to Gabelli & Company in connection with the distribution of its Class A shares at an annual rate of 0.50% and for the Intermediate Bond Fund at an annual rate of 0.35% of the average daily net assets of those Funds each fiscal year. Such payments are accrued daily and paid monthly.

Under the Class B Share Plan, payments are authorized to Gabelli & Company in connection with the distribution and service of its Class B Shares at an annual rate of 1.00% of the average daily net assets of those Funds each fiscal year. Such payments are accrued daily and paid monthly.

Under the Class C Share Plan, payments are authorized to Gabelli & Company in connection with the distribution and service of its Class C Shares at an annual rate of 1.00% of the average daily net assets of those Funds each fiscal year. Such payments are accrued daily and paid monthly.

5. ORGANIZATIONAL EXPENSES. The organizational expenses of the Funds are being amortized on a straight-line basis over a period of 60 months from the commencement of the respective Fund's investment operations.

6. PORTFOLIO SECURITIES. Purchases and sales of securities for the year ended September 30, 2003, other than short term securities, are as follows:

                                      PURCHASES          SALES        PURCHASES       SALES
                                    (EXCLUDING U.S.  (EXCLUDING U.S.    OF U.S.       OF U.S.
                                      GOVERNMENT)      GOVERNMENT)   GOVERNMENT    GOVERNMENT
                                      SECURITIES       SECURITIES    SECURITIES    SECURITIES
                                     ------------    -------------   ----------    ----------
       Equity Fund ................. $112,888,816    $143,424,396            --            --
       Balanced Fund ...............   60,740,968      74,031,319   $21,873,115   $17,911,866
       Intermediate Bond Fund ......    2,447,245       1,093,330     6,420,433     8,539,756
       SmallCap Equity Fund ........   52,231,885      53,279,576            --            --
       Realty Fund .................    5,726,253       3,423,398            --            --
       Mighty Mites Fund ...........   14,479,500       3,328,473            --            --

THE GABELLI WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

7. TRANSACTIONS WITH AFFILIATES. During the year ended September 30, 2003, the Mighty Mites Fund paid brokerage commissions of $33,129 to Gabelli & Company.

Gabelli & Company has informed the Trust that it received commissions (sales charges and underwriting fees) from investors on sales or redemptions of Fund shares in the amount of $3,020.

The cost of calculating each Fund's net asset value per share is a Fund expense pursuant to the Investment Advisory Agreement between each Fund and Gabelli Advisers, Inc. (the "Adviser"). During the year ended September 30, 2003, the Gabelli Westwood Equity Fund and the Gabelli Westwood Balanced Fund reimbursed the Adviser $34,800 each in connection with the cost of computing such Fund's net asset value.

8. FEDERAL INCOME TAX INFORMATION. The Equity Fund has capital loss carryforwards for Federal income tax purposes of $5,455,742 and $21,893,758 available through September 2010 and 2011, respectively. The Balanced Fund has capital loss carryforwards for Federal income tax purposes of $1,323,084 and $3,656,611 available through September 2010 and 2011, respectively. The Intermediate Bond Fund utilized capital loss carryforwards of $355,159 during the fiscal year 2003. The SmallCap Equity Fund has capital loss carryforwards for Federal income tax purposes of $8,845,179 and $4,845,486 available through September 2010 and 2011, respectively. The Realty Fund has capital loss carryforwards for Federal income tax purposes of $3,953, $185,550 and $13,398 available through September 2007, 2008 and 2011, respectively. These loss carryforwards are available to reduce distributions of net capital gains to shareholders.

Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring on the first day of the following year. For the fiscal year ended September 30, 2003 the Funds elected to defer capital losses as follows:

                                                    DEFERRED LOSS
                                                    -------------
                  Equity Fund .....................  $13,674,745
                  Balanced Fund ...................    3,197,287
                  Intermediate Bond Fund ..........           --
                  SmallCap Equity Fund ............      367,452
                  Realty Fund .....................           --
                  Mighty Mites Fund ...............           --

9. FOR FEDERAL TAX PURPOSES:

                                                                    INTERMEDIATE    SMALLCAP                    MIGHTY
                                            EQUITY       BALANCED        BOND        EQUITY       REALTY       MITES(SM)
                                             FUND          FUND          FUND         FUND         FUND          FUND
                                         -----------   ------------  -----------   -----------  -----------   -----------
Aggregate cost ......................... $217,676,961  $149,118,411  $11,879,418   $14,506,882  $10,909,788   $46,631,983
                                         ============  ============  ===========   ===========  ===========   ===========
Gross unrealized appreciation .......... $ 16,835,379  $ 10,275,463  $   484,609   $ 1,532,618  $ 2,048,766   $ 7,141,703
Gross unrealized depreciation ..........  (10,012,717)   (2,664,301)     (23,836)     (246,057)     (54,745)   (1,581,587)
                                         -----------   ------------  -----------   -----------  -----------   -----------
Net unrealized appreciation ............ $  6,822,662  $  7,611,162  $   460,773   $ 1,286,561  $ 1,994,021   $ 5,560,116
                                         ============  ============  ===========   ===========  ===========   ===========

10. CONTINGENCY. On October 7, 2003, the Funds' Adviser received a subpoena from the Attorney General of the State of New York requesting information on mutual fund shares trading practices. The Adviser is in the process of responding to the subpoena. The Funds do not believe that this matter will have a material adverse effect on the Funds' financial position or results of the operations.

THE GABELLI WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

11. SHARES OF BENEFICIAL INTEREST. Transactions in shares of beneficial interest were as follows:

                                           EQUITY FUND                   BALANCED FUND         INTERMEDIATE BOND FUND
                                   --------------------------     -------------------------   ------------------------
                                     YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED
                                   SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30, SEPTEMBER 30, SEPTEMBER 30,
                                        2003          2002           2003           2002          2003          2002
                                   -----------     ----------     ----------     ----------   ----------    ----------
CLASS AAA
Shares sold .......................  6,208,684     10,290,139      3,823,778      4,099,924    3,647,441     1,825,733
Shares issued upon
   reinvestment of dividends ......    302,329        164,016        293,563        320,307       29,158        32,739
Shares redeemed ...................(11,724,255)    (9,466,722)    (5,264,486)    (3,595,497)  (3,941,459)   (1,269,002)
                                   -----------     ----------     ----------     ----------   ----------    ----------
   Net increase (decrease) in
     Class AAA shares ............. (5,213,242)       987,433     (1,147,145)       824,734     (264,860)      589,470
                                   ===========     ==========     ==========     ==========   ==========    ==========
CLASS A
Shares sold .......................    186,265         44,412         91,710         68,122       15,245           282
Shares issued upon
   reinvestment
   of dividends ...................      1,914            726          7,686          9,744          200           200
Shares redeemed ...................    (80,023)       (39,327)      (214,898)      (102,674)      (8,177)       (4,100)
                                   -----------     ----------     ----------     ----------   ----------    ----------
   Net increase (decrease) in
     Class A shares ...............    108,156          5,811       (115,502)       (24,808)       7,268        (3,618)
                                   ===========     ==========     ==========     ==========   ==========    ==========
CLASS B
Shares sold .......................      6,566         12,326          8,962         21,585       75,176        26,399
Shares issued upon
   reinvestment
   of dividends ...................         37             10            187            124          392           164
Shares redeemed ...................     (4,803)        (8,001)        (3,310)       (10,183)     (51,400)       (8,490)
                                   -----------     ----------     ----------     ----------   ----------    ----------
   Net increase in Class B shares .      1,800          4,335          5,839         11,526       24,168        18,073
                                   ===========     ==========     ==========     ==========   ==========    ==========
CLASS C
Shares sold .......................    113,403          4,706         69,360         39,173      118,109        12,812
Shares issued upon
   reinvestment
   of dividends ...................        368             --            271             63          164            87
Shares redeemed ...................   (102,101)          (488)       (55,678)       (10,395)    (118,596)       (8,493)
                                   -----------     ----------     ----------     ----------   ----------    ----------
   Net increase (decrease) in
     Class C shares ...............     11,670          4,218         13,953         28,841         (323)        4,406
                                   ===========     ==========     ==========     ==========   ==========    ==========

                                      SMALLCAP EQUITY FUND               REALTY FUND            MIGHTY MITES(SM) FUND
                                   --------------------------     -------------------------   ------------------------
CLASS AAA
Shares sold .......................  2,500,124      1,649,382      1,060,132      1,255,344    3,248,232     3,521,822
Shares issued upon
   reinvestment
   of dividends ...................         --             --         36,193         23,688       16,344        13,915
Shares redeemed ................... (2,741,991)    (1,942,293)      (832,671)      (730,706)  (2,213,063)   (2,364,307)
                                   -----------     ----------     ----------     ----------   ----------    ----------
   Net increase (decrease) in
    Class AAA shares ..............   (241,867)      (292,911)       263,654        548,326    1,051,513     1,171,430
                                   ===========     ==========     ==========     ==========   ==========    ==========
CLASS A
Shares sold .......................      4,227          9,413          9,846          1,168        2,344            79
Shares issued upon reinvestment
   of dividends ...................         --             --             12             13           15            --
Shares redeemed ...................         --             --         (9,323)        (1,158)          --        (4,280)
                                   -----------     ----------     ----------     ----------   ----------    ----------
   Net increase (decrease) in
       Class A shares .............      4,227          9,413            535             23        2,359        (4,201)
                                   ===========     ==========     ==========     ==========   ==========    ==========
CLASS B
Shares sold .......................      3,889            832          3,525          1,059       42,229           386
Shares issued upon reinvestment
   of dividends ...................         --             --             40             18            1             1
Shares redeemed ...................         --           (135)        (4,384)          (141)      (3,737)         (418)
                                   -----------     ----------     ----------     ----------   ----------    ----------
   Net increase (decrease) in
      Class B shares ..............      3,889            697           (819)           936       38,493           (31)
                                   ===========     ==========     ==========     ==========   ==========    ==========
CLASS C
Shares sold .......................     13,643            121          1,076          2,351        7,086        10,065
Shares issued upon reinvestment
   of dividends ...................         --             --              3              1           23            28
Shares redeemed ...................         --           (111)          (742)        (2,342)      (5,007)       (6,509)
                                   -----------     ----------     ----------     ----------   ----------    ----------
   Net increase in Class C shares .     13,643             10            337             10        2,102         3,584
                                   ===========     ==========     ==========     ==========   ==========    ==========

THE GABELLI WESTWOOD FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period:

                                     OPERATING PERFORMANCE              DISTRIBUTIONS TO SHAREHOLDERS
                          ---------------------------------------  -----------------------------------------
                                            NET
                                          REALIZED
              NET ASSET      NET             AND          TOTAL                     NET                           NET
                VALUE,    INVESTMENT  UNREALIZED GAIN     FROM           NET      REALIZED                    ASSET VALUE,
PERIOD ENDED  BEGINNING     INCOME       (LOSS) ON     INVESTMENT    INVESTMENT    GAIN ON        TOTAL          END OF      TOTAL
SEPTEMBER 30  OF PERIOD   (LOSS)(B)     INVESTMENTS    OPERATIONS      INCOME    INVESTMENTS   DISTRIBUTIONS     PERIOD     RETURN+
------------  ---------   ----------  ---------------  ----------    ----------  -----------   -------------  -----------   -------
EQUITY FUND
CLASS AAA
2003           $ 7.02      $ 0.09         $ 0.96         $ 1.05        $(0.08)         --          $(0.08)       $ 7.99       15.1%
2002             8.32        0.07          (1.32)         (1.25)        (0.05)         --           (0.05)         7.02      (15.1)
2001            11.12        0.04          (1.52)         (1.48)        (0.01)     $(1.31)          (1.32)         8.32      (14.9)
2000            10.46       (0.00)(c)       1.86           1.86         (0.02)      (1.18)          (1.20)        11.12       19.3
1999             8.99        0.04           1.72           1.76         (0.06)      (0.23)          (0.29)        10.46       19.8
CLASS A
2003           $ 6.99      $ 0.07         $ 0.97         $ 1.04        $(0.06)         --          $(0.06)       $ 7.97       15.0%
2002             8.29        0.05          (1.32)         (1.27)        (0.03)         --           (0.03)         6.99      (15.4)
2001            11.10        0.02          (1.52)         (1.50)           --      $(1.31)          (1.31)         8.29      (15.1)
2000            10.46       (0.03)          1.85           1.82            --       (1.18)          (1.18)        11.10       19.0
1999             8.97        0.02           1.73           1.75         (0.03)      (0.23)          (0.26)        10.46       19.5
CLASS B
2003           $ 6.97      $ 0.04         $ 0.95         $ 0.99        $(0.04)         --          $(0.04)       $ 7.92       14.3%
2002             8.29        0.02          (1.32)         (1.30)        (0.02)         --           (0.02)         6.97      (15.7)
2001 (d)         9.65       (0.01)         (1.35)         (1.36)           --          --              --          8.29      (14.1)
CLASS C
2003           $ 6.98      $ 0.04         $ 0.96         $ 1.00        $(0.09)         --          $(0.09)       $ 7.89       14.4%
2002             8.28        0.01          (1.31)         (1.30)           --          --              --          6.98      (15.7)
2001 (e)        10.25       (0.01)         (1.96)         (1.97)           --          --              --          8.28      (19.2)

                              RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
                              --------------------------------------------------

                                    NET
                NET ASSETS,      INVESTMENT          EXPENSES
                  END OF        INCOME (LOSS)     NET OF WAIVERS      PORTFOLIO
PERIOD ENDED      PERIOD         TO AVERAGE         TO AVERAGE        TURNOVER
SEPTEMBER 30     (IN 000'S)      NET ASSETS        NET ASSETS(A)        RATE
------------    -----------      ------------     --------------      ---------
EQUITY FUND
CLASS AAA
2003             $221,635            1.19%             1.48%             50%
2002              231,197            0.84              1.46              84
2001              265,855            0.45              1.43              87
2000              204,094           (0.00)             1.48              91
1999              155,036            0.38              1.49              67
CLASS A
2003             $  2,923            0.94%             1.73%             50%
2002                1,808            0.59              1.71              84
2001                2,096            0.20              1.68              87
2000                2,133           (0.25)             1.73              91
1999                2,222            0.13              1.74              67
CLASS B
2003             $     74            0.44%             2.23%             50%
2002                   53            0.09              2.21              84
2001 (d)               27           (0.30)(f)          2.18(f)           87
CLASS C
2003             $    129            0.44%             2.23%             50%
2002                   33            0.09              2.21              84
2001 (e)                4           (0.30)(f)          2.18(f)           87

--------------------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios would be 1.47% (Class AAA), 1.72% (Class A) and 2.22% (Class B and Class C) for the period ended September 30, 2003, 1.43% (Class AAA), 1.68% (Class A) and 2.18% (Class B and Class C) for 2002, 1.42% (Class AAA), 1.67% (Class A) and 2.17% (Class B and Class C) for 2001, 1.47% (Class AAA) and 1.72% (Class A) for 2000 and 1.44% (Class
     AAA) and 1.69% (Class A) for 1999.
(b) Per share amounts have been calculated using the monthly average shares outstanding method for fiscal 2000, 2001, 2002 and 2003.
(c)  Amount represents less than $0.005 per share.
(d) From March 27, 2001 through September 30, 2001, the period through which Class B Shares were continuously outstanding.
(e) From February 13, 2001 through September 30, 2001, the period through which Class C Shares were continuously outstanding.
(f)  Annualized.

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period:

                                     OPERATING PERFORMANCE              DISTRIBUTIONS TO SHAREHOLDERS
                          ---------------------------------------  -----------------------------------------
                                            NET
                                          REALIZED
              NET ASSET      NET             AND          TOTAL                     NET                           NET
                VALUE,    INVESTMENT  UNREALIZED GAIN     FROM           NET      REALIZED                    ASSET VALUE,
PERIOD ENDED  BEGINNING     INCOME       (LOSS) ON     INVESTMENT    INVESTMENT    GAIN ON        TOTAL          END OF      TOTAL
SEPTEMBER 30  OF PERIOD   (LOSS)(B)     INVESTMENTS    OPERATIONS      INCOME    INVESTMENTS   DISTRIBUTIONS     PERIOD     RETURN+
------------  ---------   ----------  ---------------  ----------    ----------  -----------   -------------  -----------   -------
BALANCED FUND
CLASS AAA
2003           $ 9.65       $0.21          $ 0.87        $ 1.08        $(0.22)        --          $(0.22)        $10.51       11.2%
2002            10.40        0.24           (0.75)        (0.51)        (0.24)        --(c)        (0.24)          9.65       (5.1)
2001            12.40        0.26           (0.90)        (0.64)        (0.26)    $(1.10)          (1.36)         10.40       (5.8)
2000            11.98        0.27            1.23          1.50         (0.27)     (0.81)          (1.08)         12.40       13.4
1999            10.98        0.25            1.12          1.37         (0.25)     (0.12)          (0.37)         11.98       12.6
CLASS A
2003           $ 9.62        0.19          $ 0.86        $ 1.05        $(0.19)        --          $(0.19)        $10.48       11.0%
2002            10.37        0.21           (0.75)        (0.54)        (0.21)        --(c)        (0.21)          9.62       (5.4)
2001            12.36        0.23           (0.89)        (0.66)        (0.23)    $(1.10)          (1.33)         10.37       (6.0)
2000            11.95        0.24            1.22          1.46         (0.24)     (0.81)          (1.05)         12.36       13.1
1999            10.96        0.22            1.11          1.33         (0.22)     (0.12)          (0.34)         11.95       12.2
CLASS B
2003           $ 9.63       $0.14          $ 0.86        $ 1.00        $(0.15)        --          $(0.15)        $10.48       10.4%
2002            10.40        0.17           (0.77)        (0.60)        (0.17)        --(c)        (0.17)          9.63       (5.9)
2001 (d)        11.35        0.08           (0.95)        (0.87)        (0.08)        --           (0.08)         10.40       (7.7)
CLASS C
2003           $ 9.62       $0.14          $ 0.87        $ 1.01        $(0.14)        --          $(0.14)        $10.49       10.5%
2002            10.40        0.19           (0.79)        (0.60)        (0.18)        --(c)        (0.18)          9.62       (5.9)
2001 (e)        10.17        0.00(c)         0.23(g)       0.23            --         --              --          10.40        2.3

                              RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
                              --------------------------------------------------

                                    NET
                NET ASSETS,      INVESTMENT          EXPENSES
                  END OF        INCOME (LOSS)     NET OF WAIVERS      PORTFOLIO
PERIOD ENDED      PERIOD         TO AVERAGE         TO AVERAGE        TURNOVER
SEPTEMBER 30     (IN 000'S)      NET ASSETS        NET ASSETS(A)        RATE
------------    -----------      ------------     --------------      ---------
BALANCED FUND
CLASS AAA
2003             $152,409           2.10%              1.23%             56%
2002              150,915           2.25               1.22              78
2001              154,179           2.23               1.17              81
2000              139,350           2.21               1.19              65
1999              160,352           2.06               1.20              86
CLASS A
2003             $  5,070           1.85%              1.48%             56%
2002                5,761           2.00               1.47              78
2001                6,472           1.98               1.42              81
2000                7,720           1.96               1.44              65
1999                9,374           1.81               1.45              86
CLASS B
2003             $    184           1.35%              1.98%             56%
2002                  113           1.50               1.97              78
2001 (d)                2           1.48(f)            1.92(f)           81
CLASS C
2003             $    456           1.35%              1.98%             56%
2002                  284           1.50               1.97              78
2001 (e)                7           1.48(f)            1.92(f)           81

--------------------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios would be 1.20% (Class AAA), 1.45% (Class A) and 1.95% (Class B and Class C) for the period ended September 30, 2003, 1.17% (Class AAA), 1.42% (Class A) and 1.92% (Class B and Class C) for 2002, 1.15% (Class AAA), 1.40% (Class A) and 1.90% (Class B and Class C) for 2001, 1.17% (Class AAA) and 1.42% (Class A) for 2000 and 1.15% (Class
     AAA) and 1.40% (Class A) for 1999.
(b) Per share amounts have been calculated using the monthly average shares outstanding method for fiscal 2000, 2001, 2002 and 2003.
(c)  Amount represents less than $.005 per share.
(d) From March 27, 2001 through September 30, 2001, the period through which Class B Shares were continuously outstanding.
(e) From September 25, 2001 through September 30, 2001, the period through which Class C Shares were continuously outstanding.
(f)  Annualized.
(g) In prior reports, Net Realized and Unrealized Gain (Loss) on Investments was incorrectly calculated as $(0.29) per share.

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period:

                                     OPERATING PERFORMANCE              DISTRIBUTIONS TO SHAREHOLDERS
                          ---------------------------------------  -----------------------------------------
                                            NET
                                          REALIZED
              NET ASSET      NET             AND          TOTAL                     NET                           NET
                VALUE,    INVESTMENT  UNREALIZED GAIN     FROM           NET      REALIZED                    ASSET VALUE,
PERIOD ENDED  BEGINNING     INCOME       (LOSS) ON     INVESTMENT    INVESTMENT    GAIN ON        TOTAL          END OF      TOTAL
SEPTEMBER 30  OF PERIOD   (LOSS)(B)     INVESTMENTS    OPERATIONS      INCOME    INVESTMENTS   DISTRIBUTIONS     PERIOD     RETURN+
------------  ---------   ----------  ---------------  ----------    ----------  -----------   -------------  -----------   -------
INTERMEDIATE BOND FUND
CLASS AAA
2003           $11.30       $ 0.31       $(0.00)(c)      $ 0.31        $(0.30)       --            $(0.30)       $11.31       2.8%
2002            10.82         0.45         0.48            0.93         (0.45)       --             (0.45)        11.30       8.9
2001            10.08         0.51         0.74            1.25         (0.51)       --             (0.51)        10.82      12.7
2000             9.99         0.51         0.09            0.60         (0.51)       --             (0.51)        10.08       6.4
1999            10.74         0.50        (0.75)          (0.25)        (0.50)       --             (0.50)         9.99      (2.4)
CLASS A
2003           $11.30       $ 0.30       $ 0.01          $ 0.31        $(0.30)       --            $(0.30)       $11.31       2.8%
2002            10.82         0.44         0.48            0.92         (0.44)       --             (0.44)        11.30       8.8
2001 (e)        10.55         0.09         0.27            0.36         (0.09)       --             (0.09)        10.82       3.4
CLASS B
2003           $11.29       $ 0.23       $(0.00)(c)      $ 0.23        $(0.22)       --            $(0.22)       $11.30       2.1%
2002            10.82         0.37         0.47            0.84         (0.37)       --             (0.37)        11.29       8.0
2001 (d)        10.53         0.22         0.29            0.51         (0.22)       --             (0.22)        10.82       4.9
CLASS C (g)
2003           $11.29       $ 0.22       $ 0.01          $ 0.23        $(0.22)       --            $(0.22)       $11.30       2.1%
2002 (h)        10.84         0.35         0.45            0.80         (0.35)       --             (0.35)        11.29       7.6

                                     RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
                                 -----------------------------------------------------------
                                    NET             EXPENSES       EXPENSES
                NET ASSETS,      INVESTMENT          NET OF         BEFORE
                  END OF        INCOME (LOSS)       WAIVERS/       WAIVERS/        PORTFOLIO
PERIOD ENDED      PERIOD         TO AVERAGE        REIMBURSE-     REIMBURSE-       TURNOVER
SEPTEMBER 30     (IN 000'S)      NET ASSETS         MENTS (A)      MENTS (B)         RATE
------------    -----------      ------------      ----------     ----------       ---------
INTERMEDIATE BOND FUND
CLASS AAA
2003              $12,174           2.70%             1.06%          1.57%            73%
2002               15,157           4.06              1.05           1.69             46
2001                8,140           4.90              1.07           2.02             77
2000                6,451           5.16              1.06           1.94             67
1999                6,214           4.82              1.05           1.63            108
CLASS A
2003              $   138           2.60%             1.16%          1.67%            73%
2002                   56           3.96              1.15           1.79             46
2001 (e)               93           4.80(f)           1.17(f)        2.12(f)          77
CLASS B
2003              $   502           1.95%             1.81%          2.32%            73%
2002                  229           3.31              1.80           2.44             46
2001 (d)               23           4.15(f)           1.82(f)        2.77(f)          77
CLASS C (g)
2003              $    46           1.95%             1.81%          2.32%            73%
2002 (h)               50           3.31(f)           1.80(f)        2.44(f)          46

--------------------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the Intermediate Bond Fund Class AAA, Intermediate Bond Fund Class A, Intermediate Bond Fund Class B and Intermediate Bond Fund Class C, would be 1.00%, 1.10 %, 1.75% and 1.75%, respectively, for each period.
(b) During the period, certain fees were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.
(c) Per share amounts have been calculated using the monthly average shares method for fiscal 2001, 2002 and 2003.
(d) From March 27, 2001 through September 30, 2001, the period through which Class B Shares were continuously outstanding.
(e) From July 26, 2001 through September 30, 2001, the period through which Class A Shares were continuously outstanding.
(f)  Annualized.
(g) Class C Shares were outstanding for the periods December 15, 2000 through December 18, 2000, March 21, 2001 through March 26, 2001 and July 18, 2001 through July 24, 2001. Financial Highlights are not presented for Class C Shares for the fiscal year 2001 as the information is not considered meaningful.
(h) From October 22, 2001 through September 30, 2002, the period through which Class C Shares were continuously outstanding.

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period:

                                     OPERATING PERFORMANCE                   DISTRIBUTIONS TO SHAREHOLDERS
                          ---------------------------------------  ---------------------------------------------------
                                            NET
                                          REALIZED                                           IN EXCESS
              NET ASSET      NET             AND          TOTAL                     NET        OF NET
                VALUE,    INVESTMENT  UNREALIZED GAIN     FROM           NET      REALIZED    REALIZED
PERIOD ENDED  BEGINNING     INCOME       (LOSS) ON     INVESTMENT    INVESTMENT    GAIN ON     GAIN ON       TOTAL
SEPTEMBER 30  OF PERIOD   (LOSS)(B)     INVESTMENTS    OPERATIONS      INCOME    INVESTMENTS INVESTMENTS  DISTRIBUTIONS
------------  ---------   ----------  ---------------  ----------    ----------  ----------- -----------  -------------
SMALLCAP EQUITY FUND
CLASS AAA
2003           $ 7.49      $(0.08)        $ 0.77         $ 0.69          --           --          --            --
2002             8.86       (0.09)         (1.28)         (1.37)         --           --          --            --
2001            22.10       (0.16)         (8.12)         (8.28)         --        (4.53)     $(0.43)(e)    $(4.96)
2000            17.77       (0.27)          5.39           5.12          --        (0.79)         --         (0.79)
1999            11.18       (0.12)          6.71           6.59          --           --          --            --
CLASS A
2003           $ 7.51      $(0.10)        $ 0.77         $ 0.67          --           --          --            --
2002 (g)         9.91       (0.09)         (2.31)         (2.40)         --           --          --            --
CLASS B
2003           $ 7.41      $(0.13)        $ 0.75         $ 0.62          --           --          --            --
2002             8.83       (0.16)         (1.26)         (1.42)         --           --          --            --
2001 (d)        10.41       (0.10)         (1.48)         (1.58)         --           --          --            --
CLASS C
2003           $ 7.47      $(0.10)        $ 0.78         $ 0.68          --           --          --            --
2002 (g)         9.91       (0.11)         (2.33)         (2.44)         --           --          --            --

                                                RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
                                            -----------------------------------------------------------
                                                          NET             EXPENSES       EXPENSES
                  NET                 NET ASSETS,      INVESTMENT          NET OF         BEFORE
              ASSET VALUE,              END OF        INCOME (LOSS)       WAIVERS/       WAIVERS/        PORTFOLIO
PERIOD ENDED     END OF      TOTAL      PERIOD         TO AVERAGE        REIMBURSE-     REIMBURSE-       TURNOVER
SEPTEMBER 30     PERIOD     RETURN+    (IN 000'S)      NET ASSETS         MENTS (A)      MENTS (B)         RATE
------------  -----------   -------   -----------      ------------      ----------     ----------       ---------
SMALLCAP EQUITY FUND
CLASS AAA
2003             $ 8.18        9.2%     $15,721         (1.03)%            1.53%          1.99%           329%
2002               7.49      (15.5)      16,212         (0.98)             1.56           1.76            202
2001               8.86      (43.2)      21,768         (1.27)             1.59           1.74            184
2000              22.10       29.4       34,911         (1.39)             1.58           1.63            218
1999              17.77       58.9       20,361         (0.88)             1.62           1.72            178
CLASS A
2003             $ 8.18        8.9%     $   112         (1.28)%            1.78%          2.24%           329%
2002 (g)           7.51      (24.2)          71         (1.23)(f)          1.80(f)        2.01(f)         202
CLASS B
2003             $ 8.03        8.4%     $    65         (1.78)%            2.28%          2.74%           329%
2002               7.41      (16.1)          31         (1.73)             2.30           2.51            202
2001 (d)           8.83      (15.2)          31         (2.02)(f)          2.34(f)        2.49(f)         184
CLASS C
2003             $ 8.15        9.1%     $   111         (1.78)%            2.28%          2.74%           329%
2002 (g)           7.47      (24.6)          --         (1.73)(f)          2.30(f)        2.51(f)         202

--------------------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the SmallCap Equity Fund Class AAA, SmallCap Equity Fund Class A, SmallCap Equity Fund Class B, and SmallCap Equity Fund Class C would be 1.50%, 1.75%, 2.25% and 2.25%, respectively, for each period.
(b) During the period, certain fees were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.
(c) Per share amounts have been calculated using the monthly average shares method for fiscal 2001, 2002 and 2003.
(d) From March 27, 2001 through September 30, 2001, the period through which Class B Shares were continuously outstanding.
(e)  Return of Capital.
(f)  Annualized.
(g) From November 26, 2001 to September 30, 2002, the period through which Class A Shares and Class C Shares were continuously outstanding.


                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period:

                                     OPERATING PERFORMANCE                   DISTRIBUTIONS TO SHAREHOLDERS
                          ---------------------------------------  ---------------------------------------------------
                                            NET
                                          REALIZED                                           IN EXCESS
              NET ASSET      NET             AND          TOTAL                     NET        OF NET
                VALUE,    INVESTMENT  UNREALIZED GAIN     FROM           NET      REALIZED    REALIZED
PERIOD ENDED  BEGINNING     INCOME       (LOSS) ON     INVESTMENT    INVESTMENT    GAIN ON     GAIN ON       TOTAL
SEPTEMBER 30  OF PERIOD   (LOSS)(B)     INVESTMENTS    OPERATIONS      INCOME    INVESTMENTS INVESTMENTS  DISTRIBUTIONS
------------  ---------   ----------  ---------------  ----------    ----------  ----------- -----------  -------------
REALTY FUND
CLASS AAA
2003           $10.03      $ 0.38         $ 1.85        $ 2.23        $(0.39)        --         --           $(0.39)
2002             9.76        0.43           0.31          0.74         (0.47)        --         --            (0.47)
2001             9.10        0.40           0.62          1.02         (0.36)        --         --            (0.36)
2000             7.61        0.38           1.46          1.84         (0.35)        --         --            (0.35)
1999             8.43        0.22          (0.81)        (0.59)        (0.23)        --         --            (0.23)
CLASS A
2003           $10.04      $ 0.38         $ 1.85        $ 2.23        $(0.27)        --         --           $(0.27)
2002             9.76        0.41           0.30          0.71         (0.43)        --         --            (0.43)
2001 (e)         9.24        0.02           0.70          0.72         (0.20)        --         --            (0.20)
CLASS B
2003           $10.07      $ 0.27         $ 1.91        $ 2.18        $(0.21)        --         --           $(0.21)
2002 (f)         9.90        0.36           0.22          0.58         (0.41)        --         --            (0.41)
CLASS C
2003           $10.26      $ 0.32         $ 1.99        $ 2.31        $(0.25)        --         --           $(0.25)
2002 (f)         9.90        0.09           0.49          0.58         (0.22)        --         --            (0.22)

                                                RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
                                            -----------------------------------------------------------

                                                          NET             EXPENSES       EXPENSES
                  NET                 NET ASSETS,      INVESTMENT          NET OF         BEFORE
              ASSET VALUE,              END OF        INCOME (LOSS)       WAIVERS/       WAIVERS/        PORTFOLIO
PERIOD ENDED     END OF      TOTAL      PERIOD         TO AVERAGE        REIMBURSE-     REIMBURSE-       TURNOVER
SEPTEMBER 30     PERIOD     RETURN+    (IN 000'S)      NET ASSETS         MENTS (A)      MENTS (B)         RATE
------------  -----------   -------   -----------      ------------      ----------     ----------       ---------
REALTY FUND
CLASS AAA
2003             $11.87       22.8%     $13,923           3.70%             1.56%          2.05%            33%
2002              10.03        7.5        9,122           4.42              1.59           2.61             47
2001               9.76       11.4        3,526           4.27              1.64           4.51             64
2000               9.10       24.9        2,845           4.52              1.73           4.14             74
1999               7.61       (5.7)       1,784           4.32              1.60           3.68             55
CLASS A
2003             $12.00       22.6%     $    10           3.45%             1.81%          2.30%            33%
2002              10.04        7.2            3           4.17              1.84           2.86             47
2001 (e)           9.76        7.8            3           4.02(c)           1.90(c)        4.77(c)          64
CLASS B
2003             $12.04       22.0%     $     2           2.95%             2.31%          2.80%            33%
2002 (f)          10.07        5.8           10           3.67(c)           2.34(c)        3.36(c)          47
CLASS C
2003             $12.32       22.8%     $     4           2.95%             2.31%          2.80%            33%
2002 (f)          10.26        5.8            0.1         3.67(c)           2.34(c)        3.36(c)          47

-------------------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the Realty Fund Class AAA, Realty Fund Class A, Realty Fund Class B and Realty Fund Class C would be 1.50%, 1.75%, 2.25% and 2.25%, respectively, for each period.
(b) During the period, certain fees were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.
(c)  Annualized.
(d) Per share amounts have been calculated using the monthly average shares outstanding method for fiscal 2001, 2002 and 2003.
(e) From May 9, 2001 through September 30, 2001, the period through which Class A Shares were continuously outstanding.
(f) From November 26, 2001 through September 30, 2002, the period through which Class B and C Shares were continuously outstanding.

                 See accompanying notes to financial statements.

THE GABELLI WESTWOOD FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period:

                                     OPERATING PERFORMANCE              DISTRIBUTIONS TO SHAREHOLDERS
                          ---------------------------------------  --------------------------------------
                                            NET
                                          REALIZED
              NET ASSET      NET             AND          TOTAL                     NET                         NET
                VALUE,    INVESTMENT  UNREALIZED GAIN     FROM           NET      REALIZED                  ASSET VALUE,
PERIOD ENDED  BEGINNING     INCOME       (LOSS) ON     INVESTMENT    INVESTMENT    GAIN ON      TOTAL          END OF      TOTAL
SEPTEMBER 30  OF PERIOD   (LOSS)(B)     INVESTMENTS    OPERATIONS      INCOME    INVESTMENTS DISTRIBUTIONS     PERIOD     RETURN+
------------  ---------   ----------  ---------------  ----------    ----------  ----------- -------------  -----------   -------
MIGHTY MITES(SM) FUND
CLASS AAA
2003           $11.29       $(0.03)       $ 2.25         $ 2.22        $(0.04)     $(0.05)      $(0.09)       $13.42       19.8%
2002            10.99         0.03          0.37           0.40         (0.10)         --        (0.10)        11.29        3.6
2001            14.00         0.12         (0.59)         (0.47)        (0.08)      (2.46)       (2.54)        10.99       (2.8)
2000            12.91         0.05          2.76           2.81         (0.10)      (1.62)       (1.72)        14.00       23.0
1999             9.70         0.10          3.20           3.30         (0.09)         --        (0.09)        12.91       34.2
CLASS A
2003           $11.36       $(0.05)       $ 2.26         $ 2.21        $(0.06)     $(0.05)      $(0.11)       $13.46       19.7%
2002 (i)        10.97        (0.01)         0.40           0.39            --          --           --         11.36        3.6
2001            14.00         0.09         (0.59)         (0.50)        (0.07)      (2.46)       (2.53)        10.97       (3.1)
2000 (d)        13.48         0.00(e)       0.52           0.52            --          --           --         14.00        3.9
CLASS B
2003           $11.24       $(0.11)       $ 2.22         $ 2.11            --      $(0.05)      $(0.05)       $13.30       18.9%
2002            10.96        (0.02)         0.34           0.32        $(0.04)         --        (0.04)        11.24        2.9
2001 (g)        11.92         0.00(e)      (0.96)         (0.96)           --          --           --         10.96       (8.1)
CLASS C
2003           $11.19       $(0.12)       $ 2.23         $ 2.11            --      $(0.05)      $(0.05)       $13.25       19.0%
2002            10.98        (0.06)         0.37           0.31        $(0.10)         --        (0.10)        11.19        2.8
2001 (h)        12.25         0.00(e)      (1.27)         (1.27)           --          --           --         10.98      (10.4)

                                 RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
                     -----------------------------------------------------------

                                   NET             EXPENSES       EXPENSES
               NET ASSETS,      INVESTMENT          NET OF         BEFORE
                 END OF        INCOME (LOSS)       WAIVERS/       WAIVERS/        PORTFOLIO
PERIOD ENDED     PERIOD         TO AVERAGE        REIMBURSE-     REIMBURSE-       TURNOVER
SEPTEMBER 30    (IN 000'S)      NET ASSETS         MENTS (A)      MENTS (B)         RATE
------------   -----------      ------------      ----------     ----------       ---------
MIGHTY MITES(SM) FUND
CLASS AAA
2003            $51,138           (0.21)%            1.50%          1.66%            14%
2002             31,103            0.27              1.50           1.78             18
2001             17,404            0.98              1.52           2.20             66
2000             15,165            0.38              1.50           2.01             66
1999             10,205            0.94              1.01           2.32             88
CLASS A
2003            $    33           (0.46)%            1.75%          1.91%            14%
2002 (i)              1            0.02              1.75           2.03             18
2001                 47            0.73              1.77           2.45             66
2000 (d)             49            0.13(c)           1.75(c)        2.26(c)          66
CLASS B
2003            $   517           (0.96)%            2.25%          2.41%            14%
2002                  4           (0.48)             2.25           2.53             18
2001 (g)              4            0.23(c)           2.27(c)        2.95(c)          66
CLASS C
2003            $    99           (0.96)%            2.25%          2.41%            14%
2002                 59           (0.48)             2.25           2.53             18
2001 (h)             19            0.23(c)           2.27(c)        2.95(c)          66

--------------------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the Mighty Mites Fund Class AAA, Mighty Mites Fund Class A, Mighty Mites Fund Class B, and Mighty Mites Fund Class C would be 1.50%, 1.75%, 2.25%, and 2.25%, respectively, for each period.
(b) During the period, certain fees were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.
(c)  Annualized.
(d)  Period from June 15, 2000 (offering date of Class A) to September 30, 2000.
(e)  Amount represents less than $0.005 per share.
(f) Per share amounts have been calculated using the monthly average shares outstanding method for fiscal 2000, 2001, 2002 and 2003.
(g) From June 6, 2001 through September 30, 2001, the period through which Class B Shares were continuously outstanding.
(h) From August 3, 2001 through September 30, 2001, the period through which Class C Shares were continuously outstanding.
(i) From November 26, 2001 through September 30, 2002, the period through which Class A Shares were continuously outstanding. From October 1, 2001 through November 25, 2001, no Class A Shares were outstanding.

                 See accompanying notes to financial statements.

                         REPORT OF INDEPENDENT AUDITORS
To the Shareholders and Board of Trustees of The Gabelli Westwood Funds:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights, after the restatement described in the footnotes to the Gabelli Westwood Balanced Fund -- Class C financial highlights, present fairly, in all material respects, the financial position of The Gabelli Westwood Equity Fund, The Gabelli Westwood Balanced Fund, The Gabelli Westwood Intermediate Bond Fund, The Gabelli Westwood SmallCap Equity Fund, The Gabelli Westwood Realty Fund, and The Gabelli Westwood Mighty Mites Fund (constituting The Gabelli Westwood Funds, hereafter referred to as the "Funds") at September 30, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
NEW YORK, NEW YORK
NOVEMBER 18, 2003

--------------------------------------------------------------------------------
                   2003 TAX NOTICE TO SHAREHOLDERS (UNAUDITED)

  U.S. GOVERNMENT INCOME:
  The percentage of the ordinary income dividend paid by the Equity Fund, Balanced Fund, Intermediate Bond Fund, SmallCap Equity Fund, Realty Fund and Mighty Mites Fund (collectively, the "Funds") during fiscal 2003 which was derived from U.S. Treasury securities was 0.09%, 10.95%, 33.07%, 0%, 0% and 100%, respectively. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund's fiscal year in U.S. Government securities. The Funds did not meet this strict requirement in 2003. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax advisor for the applicability of the information provided as to your specific situation.

  THE GABELLI WESTWOOD EQUITY FUND
  100% of the ordinary income dividend qualifies for the dividend received deduction available to corporations.

  THE GABELLI WESTWOOD BALANCED FUND
  100% of the ordinary income dividend qualifies for the dividend received deduction available to corporations.

  THE GABELLI WESTWOOD INTERMEDIATE BOND FUND; THE GABELLI WESTWOOD REALTY FUND None of the ordinary income dividend qualifies for the dividend received deduction available to corporations.

  THE GABELLI MIGHTY MITES(SM) FUND
  5.98% of the ordinary income dividend qualifies for the dividend received deduction available to corporations.The Fund paid to shareholders, on December 19, 2002, a long-term capital gain totaling $0.0428 per share.

  Qualified dividend income of as much as $6,130,459, $2,815,904, $76,298, $590,310 and $325,272 was received by the Equity Fund, Balanced Fund, SmallCap Equity Fund, Realty Fund and Mighty Mites Fund, respectively, through
  September 30, 2003. The Funds intend to designate the maximum amount of dividends that qualified for the reduced tax rate pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.
--------------------------------------------------------------------------------

THE GABELLI WESTWOOD FUNDS
ADDITIONAL FUND INFORMATION
--------------------------------------------------------------------------------

The business and affairs of the Trust are managed under the direction of the Trust's Board of Trustees. Information pertaining to the Trustees and officers of the Trust is set forth below. The Trust's Statement of Additional Information includes additional information about The Gabelli Westwood Funds Trustees and is available, without charge, upon request, by calling 1-800-GABELLI (1-800-422-3554) or by writing to The Gabelli Westwood Funds at One Corporate Center, Rye, NY 10580.

                      TERM OF         NUMBER OF
NAME, POSITION(S)   OFFICE AND      FUNDS IN FUND
    ADDRESS 1         LENGTH OF    COMPLEX OVERSEEN     PRINCIPAL OCCUPATION(S)             OTHER DIRECTORSHIPS
    AND AGE         TIME SERVED 2     BY TRUSTEE        DURING PAST FIVE YEARS               HELD BY TRUSTEE 3
-----------------   -------------  ----------------     ----------------------              --------------------
INTERESTED TRUSTEES 4:
SUSAN M. BYRNE         Since 1987        6       President and Chief Executive Officer of             --
President and Chief                              Westwood Management Corporation
Investment Officer                               since 1983 and Chairman and Chief Executive
Age: 57                                          Officer of Westwood Holdings Group

KARL OTTO POHL         Since 1994       32       Member of the Shareholder Committee of           Director of Gabelli Asset
Trustee                                          Sal Oppenheim Jr. & Cie (private investment      Management Inc. (investment
Age: 73                                          bank); Former President of the                   management); Chairman, Incentive
                                                 Deutsche Bundesbank and Chairman of its          Capital and Incentive Asset
                                                 Central Bank Council (1980-1991)                 Management (Zurich); Director at
                                                                                                  Sal Oppenheim Jr. & Cie, Zurich
NON-INTERESTED TRUSTEES:
ANTHONY J. COLAVITA    Since 1994       34       President and Attorney at Law in the law             --
Trustee                                          firm of Anthony J. Colavita, P.C.
Age: 67

JAMES P. CONN          Since 1994       11       Former Managing Director and Chief               Director of LaQuinta
Trustee                                          Investment Officer of Financial Security         Corp. (hotels) and
Age: 65                                          Assurance Holdings Ltd. (1992-1998)              First Republic Bank

WERNER J. ROEDER, M.D. Since 1994       26       Vice President/Medical Affairs, Lawrence             --
Trustee                                          Hospital Center and practicing private
Age: 63                                          physician

OFFICERS:
BRUCE N. ALPERT        Since 1994       --       Director and President of Gabelli Advisers,          --
Vice President                                   Inc.  Executive Vice President and Chief
and Treasurer                                    Operating Officer of Gabelli Funds, LLC since
Age: 51                                          1988 and an officer of all mutual funds advised
                                                 by Gabelli Funds, LLC and its affiliates

PATRICIA R. FRAZE      Since 1990       --       Executive Vice President of Westwood                 --
Vice President                                   Management Corporation and former fixed
Age: 60                                          income analyst and portfolio manager

JAMES E. MCKEE         Since 1995       --       Vice President, General Counsel and Secretary        --
Secretary                                        of Gabelli Asset Management Inc. since 1999
Age: 40                                          and GAMCO Investors, Inc. since 1993;
                                                 Secretary of all mutual funds advised by
                                                 Gabelli Advisers, Inc. and Gabelli Funds, LLC

----------------------
  1 Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted. Ms. Byrne's address is 300 Crescent Court, Suite 1300, Dallas, TX 75201.
  2  Each Trustee will hold office for an indefinite  term until the earliest of
     (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Company's Amended By-Laws and Amended and Restated Declaration of Trust.
  3 This column includes only directorships of companies required to report to the SEC under the Securities and Exchange Act of 1934 (i.e. public companies) or other investment companies registered under the 1940 Act.
  4 "Interested person" of the Company as defined in the Investment Company Act of 1940. Mr. Otto Pohl is considered an "interested person" because of his affiliation with the parent company of the Funds' investment adviser. Ms. Byrne is considered an "interested person" because of her affiliation with the Funds' investment sub-adviser.

--------------------------------------------------------------------------------
     GABELLI FUNDS AND YOUR PERSONAL PRIVACY
--------------------------------------------------------------------------------
     WHO ARE WE?
     The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds LLC, Gabelli Advisers, Inc. and Gabelli Fixed Income, LLC, which are affiliated with Gabelli Asset Management Inc. Gabelli Asset Management is a publicly-held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER? If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                           THE GABELLI WESTWOOD FUNDS
                           ==========================

            EQUITY FUND                              SMALLCAP EQUITY FUND
            BALANCED FUND                            REALTY FUND
            INTERMEDIATE BOND FUND                   MIGHTY MITES(SM) FUND

                      CLASS AAA SHARES                                         CLASS A SHARES
     ----------------------------------------------------    ------------------------------------------------------
     Average Annual Returns -- September 30, 2003 (a)(e)     Average Annual Returns -- September 30, 2003 (a)(b)(e)
                                                  Since                                               Since
                      1 Year   5 Year   10 Year Inception           1 Year      5 Year    10 Year   Inception
                    -------------------------------------         --------------------------------------------
Equity .............  15.09%    3.50%     11.03% 11.11%             10.39%      2.42%       10.28%  10.65%
Balanced ...........  11.23     4.89       9.86  10.26               6.56       3.76         9.11    9.58
Intermediate Bond ..   2.83     5.55       5.84   6.69              (1.31)      4.65         5.39    6.31
SmallCap Equity ....   9.21     1.53         --   3.97               4.60       0.64           --    3.22
Realty .............  22.82    11.61         --   7.58              17.64      10.59           --    6.75
Mighty Mites(SM) ...  19.75    14.77         --  12.98              14.84      13.73           --   12.02

                       CLASS B SHARES                                          CLASS C SHARES
    ------------------------------------------------------   ------------------------------------------------------
    Average Annual Returns -- September 30, 2003 (a)(c)(e)   Average Annual Returns -- September 30, 2003 (a)(d)(e)
                                                  Since                                               Since
                      1 Year   5 Year   10 Year Inception           1 Year      5 Year    10 Year   Inception
                    -------------------------------------        ---------------------------------------------
Equity .............   9.86%    3.02%     10.63% 10.87%             13.50%      3.07%       10.63%  10.87%
Balanced ...........   6.08     4.31       9.46   9.88               9.64       4.54         9.51    9.92
Intermediate Bond ..  (1.95)    4.89       5.61   6.50               1.29       5.19         5.66    6.54
SmallCap Equity ....   4.84     0.83         --   3.67               8.40       1.45           --    3.91
Realty .............  17.99    11.17         --   7.30              22.04      11.57           --    7.54
Mighty Mites(SM) ...  14.81    14.14         --  12.51              18.12      14.40           --   12.64

(a) Total returns and average annual returns reflect changes in share price and reinvestment of dividends and are net of expenses. The net asset value of the Fund is reduced on the ex-dividend (payment) date by the amount of the dividend paid. Of course, returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed they may be worth more or less than their original cost.
(b) Includes the effect of the maximum 4.0% sales charge at the beginning of the period.
(c) Includes the effect of the applicable contingent deferred sales charge upon redemption of Class B Shares within 72 months.
(d) Includes the effect of the applicable contingent deferred sales charge upon redemption of Class C Shares within 24 months.
(e) The performance of the Class AAA Shares is used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares and Class C Shares. The performance for the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these Classes of shares. The inception dates for the Class AAA Shares and the initial issuance dates for the Class A Shares, Class B Shares and Class C Shares after which shares remained continuously outstanding are listed below.

                                   Class AAA Shares     Class A Shares    Class B Shares  Class C Shares
                                   ----------------     --------------    --------------  --------------
    Equity ........................    01/02/87            01/28/94          03/27/01        02/13/01
    Balanced ......................    10/01/91            04/06/93          03/27/01        09/25/01
    Intermediate Bond .............    10/01/91            07/26/01          03/27/01        10/22/01
    SmallCap Equity ...............    04/15/97            11/26/01          03/27/01        11/26/01
    Realty ........................    09/30/97            05/09/01          11/26/01        11/26/01
    Mighty Mites(SM) ..............    05/11/98            11/26/01          06/06/01        08/03/01

                           THE GABELLI WESTWOOD FUNDS
                           ==========================

                              One Corporate Center
                            Rye, New York 10580-1422
                        GENERAL AND ACCOUNT INFORMATION:
                           800-GABELLI [800-422-3554]
                                fax: 914-921-5118
                            website: www.gabelli.com
                            e-mail: info@gabelli.com


                                Board of Trustees

SUSAN M. BYRNE                                  JAMES P. CONN
CHAIRMAN AND CEO                                FORMER CHIEF INVESTMENT OFFICER
WESTWOOD HOLDINGS                               FINANCIAL SECURITY ASSURANCE
GROUP                                           HOLDINGS LTD.

KARL OTTO POHL                                  WERNER J. ROEDER, MD
FORMER PRESIDENT                                VICE PRESIDENT/MEDICAL AFFAIRS
DEUTCHE BUNDESBANK                              LAWRENCE HOSPITAL CENTER

ANTHONY J. COLAVITA
ATTORNEY-AT-LAW
ANTHONY J. COLAVITA, P.C.


                                    Officers

SUSAN M. BYRNE                                  BRUCE N. ALPERT
PRESIDENT AND CHIEF                             VICE PRESIDENT AND TREASURER
INVESTMENT OFFICER

JAMES E. MCKEE                                  PATRICIA R. FRAZE
SECRETARY                                       VICE PRESIDENT



                               INVESTMENT ADVISER
                             Gabelli Advisers, Inc.

                             INVESTMENT SUB-ADVISER
                         Westwood Management Corporation

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                                    CUSTODIAN
                              The Bank of New York

                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP

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This report is submitted for the information of the shareholders of The Gabelli
Westwood Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
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GABWWQ303SR


                                       THE
                                     GABELLI
                                    WESTWOOD
                                      FUNDS

                                   EQUITY FUND
                                  BALANCED FUND
                             INTERMEDIATE BOND FUND
                              SMALLCAP EQUITY FUND
                                   REALTY FUND
                              MIGHTY MITES(SM) FUND

                                  ANNUAL REPORT
                               SEPTEMBER 30, 2003

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of conduct that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) There have been no amendments, during the period covered by this report, to a provision of the code of conduct that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of conduct description.

     (c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of conduct that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     (a) As of the end of the period covered by the report, the registrant's board of directors has determined that James P. Conn is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent."

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

     (a)(1) Code of conduct, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)          The Gabelli Westwood Funds
             -------------------------------------------------------------------
By (Signature and Title)*  /s/ Bruce N. Alpert
                           -----------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer & Principal Financial Officer

Date                       12/5/2003
       -------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                           -----------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer & Principal Financial Officer

Date                       12/5/2003
       -------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.